UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2019

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 74.1%
	Shares	Value
DFA Real Estate Securities Portfolio, Cl I	875,158	$33,544,820
DFA US Core Equity 2 Portfolio, Cl I	6,678,419	138,042,911
DFA US Vector Equity Portfolio, Cl I	8,355,452	143,463,111
iShares Edge MSCI Min Vol USA ETF	899,020	53,141,072
Total Registered Investment Companies
(Cost $368,332,721)		368,191,914

COMMON STOCK — 23.7%
COMMUNICATION SERVICES — 1.4%
AMC Networks, Cl A *	3,874	204,431
Cable One	297	331,764
CenturyLink	5,308	55,469
Cinemark Holdings	2,117	80,425
Comcast, Cl A	18,059	740,419
Discovery *	7,483	203,986
IAC *	1,686	372,353
Interpublic Group	7,517	159,511
Live Nation Entertainment *	572	34,789
Match Group	4,757	326,568
Omnicom Group	2,491	192,704
Telephone & Data Systems	6,434	185,364
TripAdvisor *	4,018	169,841
Twitter *	1,478	53,858
United States Cellular *	3,910	170,280
Verizon Communications	34,491	1,874,586
Viacom, Cl B	9,371	272,040
Walt Disney	13,218	1,745,305
		7,173,693

CONSUMER DISCRETIONARY — 3.1%
Advance Auto Parts	2,151	333,405
AutoZone *	492	505,338
Best Buy	2,118	132,735
Bright Horizons Family Solutions *	1,002	137,334
Burlington Stores *	1,914	299,694
Capri Holdings *	884	28,712
Chipotle Mexican Grill, Cl A *	546	360,344
Columbia Sportswear	2,435	228,354
Darden Restaurants	3,614	420,381
Dick's Sporting Goods	6,495	224,142
Dollar General	4,070	518,029
Domino's Pizza	536	149,812
DR Horton	4,190	179,164
Expedia Group	940	108,100
Foot Locker	5,493	216,150
Gap	2,601	48,587

1

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COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Garmin	4,721	$361,062
Gentex	8,426	179,979
Genuine Parts	3,303	326,667
Graham Holdings, Cl B	192	130,664
Grand Canyon Education *	1,200	143,832
H&R Block	6,011	157,789
Hasbro	1,258	119,686
Home Depot	669	127,010
Hyatt Hotels, Cl A	1,779	128,515
Kohl's	5,327	262,728
Kontoor Brands *	408	11,955
Lowe's	7,496	699,227
Lululemon Athletica *	3,324	550,421
Macy's	7,603	156,394
McDonald's	4,779	947,532
NIKE, Cl B	14,009	1,080,654
Nordstrom	2,112	66,106
O'Reilly Automotive *	1,527	567,082
Penske Automotive Group	1,240	52,973
Pool	709	127,464
PulteGroup	1,378	42,718
Ralph Lauren, Cl A	2,447	257,253
Ross Stores	4,608	428,498
ServiceMaster Global Holdings *	2,316	125,064
Starbucks	13,185	1,002,851
Tapestry	2,694	76,941
Target	5,959	479,401
Tiffany	1,265	112,724
TJX	13,928	700,439
Tractor Supply	3,527	355,451
Ulta Beauty *	1,383	461,065
Under Armour, Cl A *	10,331	235,547
Urban Outfitters *	3,584	80,532
VF	2,859	234,095
Wayfair, Cl A *	793	114,200
Williams-Sonoma	4,589	268,456
Yum! Brands	1,501	153,627
		15,216,883

CONSUMER STAPLES — 2.1%
Archer-Daniels-Midland	5,631	215,780
Casey's General Stores	1,633	210,788
Church & Dwight	5,934	441,549
Clorox	1,964	292,263
Costco Wholesale	4,096	981,320
Energizer Holdings	1,253	51,273
Estee Lauder, Cl A	1,564	251,851

2

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COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Hershey	1,866	$246,237
Hormel Foods	11,538	455,636
Kimberly-Clark	1,144	146,306
Kroger	15,524	354,102
Lamb Weston Holdings	5,936	351,708
McCormick	3,030	472,801
Mondelez International, Cl A	4,367	222,062
Nu Skin Enterprises, Cl A	713	33,290
PepsiCo	3,939	504,192
Philip Morris International	2,349	181,178
Post Holdings *	2,163	227,331
Procter & Gamble	20,179	2,076,621
Sprouts Farmers Market *	5,110	102,456
Sysco	5,824	400,808
TreeHouse Foods *	1,167	60,836
Walgreens Boots Alliance	7,289	359,639
Walmart	17,319	1,756,839
		10,396,866

ENERGY — 1.0%
Chevron	12,984	1,478,229
ConocoPhillips	11,174	658,819
Continental Resources *	1,475	51,625
EOG Resources	539	44,133
Exxon Mobil	22,896	1,620,350
Helmerich & Payne	819	40,057
HollyFrontier	4,251	161,453
Kinder Morgan	2,862	57,097
Marathon Petroleum	899	41,345
Occidental Petroleum	1,764	87,794
PBF Energy, Cl A	4,637	122,417
Phillips 66	4,868	393,334
Valero Energy	3,073	216,339
Whiting Petroleum *	1,910	35,106
		5,008,098

FINANCIALS — 2.2%
Aflac	9,454	484,990
Alleghany *	456	302,465
Allstate	2,963	282,996
American Express	6,607	757,889
American Financial Group	1,361	133,650
Aon	1,380	248,497
Arch Capital Group *	2,169	74,679
Assurant	1,374	137,345
Assured Guaranty	5,747	234,880

3

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COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Axis Capital Holdings	4,645	$276,749
Bank of New York Mellon	1,211	51,697
BB&T	8,285	387,324
Capital One Financial	1,825	156,713
Chubb	3,181	464,649
Cincinnati Financial	1,751	172,018
Citizens Financial Group	3,134	102,106
CME Group, Cl A	2,358	453,019
Comerica	1,845	126,973
Commerce Bancshares	1,804	103,423
Credit Acceptance *	728	332,252
Cullen	1,217	111,076
Discover Financial Services	2,781	207,323
E*TRADE Financial	1,146	51,341
East West Bancorp	2,288	97,743
Erie Indemnity, Cl A	880	187,150
Evercore, Cl A	793	61,243
Everest Re Group	1,418	351,182
Fidelity National Financial	2,058	79,336
Fifth Third Bancorp	4,929	130,618
First Citizens BancShares, Cl A	116	48,732
Hanover Insurance Group	1,940	236,990
Huntington Bancshares	17,409	220,224
JPMorgan Chase	898	95,152
KeyCorp	6,318	100,898
Marsh & McLennan	2,425	231,830
Mercury General	2,018	116,338
Nasdaq	1,248	113,119
Old Republic International	8,930	196,906
Popular	2,887	150,730
Progressive	10,569	837,910
Prosperity Bancshares	663	42,969
Regions Financial	8,485	117,348
RenaissanceRe Holdings	657	114,607
SVB Financial Group *	657	132,320
T Rowe Price Group	2,355	238,185
TCF Financial	4,070	77,574
Torchmark	911	77,900
Travelers	4,281	623,185
US Bancorp	4,752	238,550
Virtu Financial, Cl A	1,810	41,666
Webster Financial	1,525	67,527
WR Berkley	6,054	376,559
		11,058,545

HEALTH CARE — 3.5%
Abbott Laboratories	13,963	1,063,003

4

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COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
ABIOMED *	554	$145,104
Acadia Healthcare *	1,754	56,514
Align Technology *	361	102,650
Amgen	2,884	480,763
Anthem	2,662	739,983
Biogen *	1,460	320,163
Bio-Rad Laboratories, Cl A *	401	115,059
Bio-Techne	249	49,315
Boston Scientific *	5,558	213,483
Bruker	868	36,256
Centene *	812	46,893
Charles River Laboratories International *	1,121	140,629
Chemed	570	186,926
Cigna	234	34,637
Danaher	5,079	670,479
DaVita *	1,276	55,404
DexCom *	1,620	196,506
Edwards Lifesciences *	1,016	173,431
Eli Lilly	9,228	1,069,894
Encompass Health	3,472	204,570
Exact Sciences *	1,435	148,709
Exelixis *	1,796	35,184
HCA Healthcare	4,228	511,419
Henry Schein *	2,350	151,481
Hill-Rom Holdings	809	77,785
Humana	752	184,135
ICU Medical *	429	91,291
IDEXX Laboratories *	783	195,570
Illumina *	458	140,565
Intuitive Surgical *	392	182,221
Ionis Pharmaceuticals *	1,917	125,755
Jazz Pharmaceuticals *	604	75,832
Johnson & Johnson	7,545	989,527
Laboratory Corp of America Holdings *	514	83,581
Masimo *	1,825	238,601
Medtronic	9,257	857,013
Merck	21,040	1,666,579
Molina Healthcare *	1,623	230,888
PerkinElmer	592	51,113
Pfizer	41,941	1,741,390
Premier, Cl A *	2,877	105,730
Quest Diagnostics	524	50,257
Regeneron Pharmaceuticals *	197	59,439
ResMed	1,976	225,501
Thermo Fisher Scientific	3,454	922,149
United Therapeutics *	894	75,069
UnitedHealth Group	5,048	1,220,606

5

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COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Universal Health Services, Cl B	1,998	$238,861
Veeva Systems, Cl A *	2,831	436,795
Zimmer Biomet Holdings	899	102,423
Zoetis, Cl A	3,507	354,382
		17,671,513

INDUSTRIALS — 2.8%
Acuity Brands	252	31,165
AGCO	2,128	141,640
Alaska Air Group	1,595	92,829
Allegion	368	35,714
Allison Transmission Holdings	5,294	219,119
AMETEK	431	35,295
Armstrong World Industries	2,482	220,154
Boeing	1,564	534,278
Carlisle	1,584	211,163
CH Robinson Worldwide	2,248	179,008
Cintas	1,429	316,995
Clean Harbors *	893	57,259
Copart *	2,046	146,248
CSX	8,528	635,080
Cummins	1,169	176,238
Curtiss-Wright	535	59,647
Delta Air Lines	3,517	181,125
Donaldson	931	44,176
Dover	3,728	333,320
Eaton	4,082	304,068
Emerson Electric	6,159	371,018
Expeditors International of Washington	3,667	255,187
Fastenal	10,196	311,896
Harris	1,241	232,303
HD Supply Holdings *	2,085	86,507
HEICO	2,454	298,382
Honeywell International	4,576	751,883
Hubbell, Cl B	289	33,102
IDEX	853	130,262
Ingersoll-Rand	4,673	553,003
ITT	3,125	180,062
Jacobs Engineering Group	3,241	244,015
JB Hunt Transport Services	1,120	95,357
Johnson Controls International	3,198	123,187
Landstar System	522	50,243
Lennox International	591	156,089
MSC Industrial Direct, Cl A	509	35,966
Nordson	554	69,593
Norfolk Southern	3,043	593,811
Old Dominion Freight Line	1,014	134,294

6

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COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Oshkosh	955	$67,986
Parker-Hannifin	361	54,988
Quanta Services	1,929	67,052
Regal Beloit	693	50,381
Republic Services, Cl A	5,686	480,979
Robert Half International	4,007	215,015
Rollins	2,765	103,881
Roper Technologies	271	93,202
Snap-on	1,206	188,040
Southwest Airlines	2,308	109,861
Spirit AeroSystems Holdings, Cl A	1,245	100,895
Teledyne Technologies *	933	220,001
Textron	3,216	145,685
Toro	1,162	75,716
Union Pacific	5,939	990,506
United Continental Holdings *	5,759	447,186
United Parcel Service, Cl B	1,383	128,508
United Technologies	1,574	198,796
Verisk Analytics, Cl A	2,546	356,440
Wabtec	1,029	64,189
Waste Management	4,288	468,893
WW Grainger	1,205	315,336
Xylem	1,535	113,928
		13,718,145

INFORMATION TECHNOLOGY — 4.8%
Accenture, Cl A	1,945	346,346
Adobe *	695	188,275
Akamai Technologies *	2,544	191,716
Amphenol, Cl A	398	34,626
Analog Devices	3,319	320,682
ANSYS *	684	122,778
Apple	31,581	5,528,886
Aspen Technology *	1,183	134,401
Atlassian, Cl A *	924	116,313
Autodesk *	603	97,029
Automatic Data Processing	3,140	502,777
Booz Allen Hamilton Holding, Cl A	5,479	346,108
Broadcom	899	226,224
Broadridge Financial Solutions	2,021	252,362
Cadence Design Systems *	3,017	191,791
CDW	3,429	337,551
Cisco Systems	21,584	1,123,016
Citrix Systems	2,239	210,735
Conduent *	4,312	38,377
Corning	7,776	224,260
DXC Technology	1,063	50,535

7

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COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
EPAM Systems *	1,102	$190,194
Euronet Worldwide *	1,251	193,955
F5 Networks *	1,570	207,366
Fair Isaac *	694	205,354
FLIR Systems	2,053	99,221
Fortinet *	4,226	306,300
Hewlett Packard Enterprise	8,660	118,815
HP	12,684	236,937
Intel	25,595	1,127,204
Intuit	3,013	737,733
Jack Henry & Associates	1,090	143,030
Keysight Technologies *	5,030	377,904
KLA-Tencor	884	91,114
Lam Research	968	169,023
Mastercard, Cl A	1,390	349,571
Maxim Integrated Products	1,401	73,679
Microsoft	31,576	3,905,320
Motorola Solutions	1,536	230,323
National Instruments	996	38,435
NetApp	2,478	146,698
Okta, Cl A *	2,539	287,466
Palo Alto Networks *	714	142,900
Paychex	750	64,343
PayPal Holdings *	1,453	159,467
PTC *	1,412	118,693
QUALCOMM	682	45,571
Sabre	7,383	149,727
salesforce.com *	261	39,518
ServiceNow *	1,172	306,982
Splunk *	837	95,410
Tableau Software, Cl A *	467	52,523
Teradyne	766	32,279
Total System Services	1,199	148,112
Twilio, Cl A *	615	81,174
Ubiquiti Networks	2,188	263,238
VeriSign *	2,126	414,528
Visa, Cl A	1,558	251,352
VMware, Cl A	3,556	629,341
Workday, Cl A *	559	114,103
Xerox	4,455	136,367
Xilinx	4,401	450,266
Zebra Technologies, Cl A *	1,722	295,220
Zendesk *	2,418	203,716
		24,015,260

MATERIALS — 0.6%
Air Products & Chemicals	1,224	249,194

8

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COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
AptarGroup	827	$93,674
Ashland Global Holdings	611	45,746
Ball	6,190	380,004
Celanese, Cl A	586	55,629
CF Industries Holdings	4,328	174,159
Domtar	3,222	135,485
Eastman Chemical	1,317	85,500
Ecolab	3,284	604,551
LyondellBasell Industries, Cl A	2,066	153,400
Mosaic	8,000	171,760
Nucor	3,214	154,272
Reliance Steel & Aluminum	829	69,031
RPM International	1,706	91,305
Sonoco Products	4,094	253,132
Steel Dynamics	3,751	94,338
		2,811,180

REAL ESTATE — 0.8%
Apartment Investment & Management, Cl A ‡	5,229	261,188
CBRE Group, Cl A *	3,755	171,604
EPR Properties ‡	2,607	203,607
Equity Commonwealth ‡	3,313	107,904
Equity Residential ‡	5,898	451,610
Extra Space Storage ‡	1,004	107,589
HCP ‡	8,029	254,599
Hospitality Properties Trust ‡	2,334	58,046
Jones Lang LaSalle	627	78,030
Kimco Realty ‡	7,187	125,054
Liberty Property Trust ‡	825	39,163
Life Storage ‡	987	95,028
Medical Properties Trust ‡	19,490	346,532
National Retail Properties ‡	1,555	83,239
Omega Healthcare Investors ‡	8,585	305,798
Park Hotels & Resorts ‡	3,745	103,437
Spirit Realty Capital ‡	1,512	64,502
Sun Communities ‡	1,181	149,125
Ventas ‡	6,097	392,037
Weingarten Realty Investors ‡	2,158	60,856
Welltower ‡	5,549	450,690
		3,909,638

UTILITIES — 1.4%
AES	14,906	235,515
Ameren	6,061	444,514
American Electric Power	7,229	622,561
Atmos Energy	2,595	264,171

9

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COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
CenterPoint Energy	3,830	$108,925
CMS Energy	7,482	419,815
DTE Energy	4,656	584,188
Duke Energy	3,656	312,990
Entergy	2,389	231,900
Eversource Energy	1,736	128,186
Exelon	16,132	775,627
Hawaiian Electric Industries	2,753	114,360
NextEra Energy	1,629	322,884
NRG Energy	4,471	152,193
OGE Energy	7,600	315,856
Pinnacle West Capital	4,182	392,732
PPL	1,665	49,550
Public Service Enterprise Group	4,701	276,231
UGI	5,408	279,107
Vistra Energy	8,291	195,336
Xcel Energy	10,876	623,630
		6,850,271

Total Common Stock
(Cost $114,268,509)		117,830,092

SHORT-TERM INVESTMENT — 2.3%
Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $11,520,930)	11,520,930	11,520,930
Total Investments — 100.1%
(Cost $494,122,160)		$497,542,936

Percentages are based on Net Assets of $497,248,483.

A list of the open futures contracts held by the Fund at May 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	15	Jun-2019	$2,064,583	$2,064,450	$(133)

Open total return swap agreements held by the Fund at May 31, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR +35 bps	SPUSX	Annually	02/05/2020	USD	8,229,438	$9,944	$9,944

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of May 31, 2019.

BPS — Basis Points Cl — Class
ETF — Exchange-Traded Fund
MIN — Minimun
MSCI — Morgan Stanley Capital International

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S&P — Standard & Poor's
SOFR — Secured Overnight Financing Rate
SPUSX — Symmetry Panoramic US Equity Fund
USD — United States Dollar
VOL — Volatility

The following table summarizes the inputs used as of May 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$368,191,914	$–	$–	$368,191,914
Total Common Stock	117,830,092	–	–	117,830,092
Short-Term Investment	11,520,930	–	–	11,520,930
Total Investments in Securities	$497,542,936	$–	$–	$497,542,936

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(133)	$–	$–	$(133)
Total Return Swap^
Unrealized Appreciation	–	9,944	–	9,944
Total Other Financial Instruments	$(133)	$9,944	$–	$9,811

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended May 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

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SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.1%
	Shares	Value
DFA Emerging Markets Core Equity Portfolio, Cl I	2,728,528	$54,406,856
DFA International Core Equity Portfolio, Cl I	1,949,331	24,210,695
DFA International Real Estate Securities, Cl I	3,995,803	20,178,803
DFA International Vector Equity Portfolio, Cl I	4,902,998	53,785,884
iShares Edge MSCI Min Vol EAFE ETF	246,049	17,479,321
iShares Edge MSCI Min Vol Emerging Markets ETF	177,903	10,158,261
Total Registered Investment Companies
(Cost $179,130,700)		180,219,820

COMMON STOCK — 29.6%
AUSTRALIA — 1.2%
Alumina	56,735	93,672
Aristocrat Leisure	2,311	46,500
BlueScope Steel	1,708	12,421
Brambles	20,505	171,972
CIMIC Group	2,551	79,552
Coca-Cola Amatil	7,256	47,803
Crown Resorts	5,225	45,312
CSL	787	112,050
Dexus ‡	22,038	197,070
Flight Centre Travel Group	1,285	38,709
Fortescue Metals Group	30,857	172,107
Goodman Group ‡	27,644	257,300
GPT Group ‡	29,441	117,446
Macquarie Group	3,391	281,564
Mirvac Group ‡	68,430	143,889
QBE Insurance Group	1,791	14,479
REA Group	683	41,867
Santos	27,374	127,225
Scentre Group ‡	44,672	117,878
South32	62,832	143,930
Suncorp Group	5,246	47,246
Telstra	76,294	192,835
Vicinity Centres ‡	21,714	38,876
Washington H Soul Pattinson	4,297	66,363
Wesfarmers	9,609	246,304
Woodside Petroleum	7,945	194,396
Woolworths Group	5,232	113,660
		3,162,426
BELGIUM — 0.2%
Colruyt	3,009	223,231
UCB	3,070	234,462
		457,693
BRAZIL — 1.4%
Atacadao Distribuicao Comercio e Industria Ltda	20,500	120,525
Banco Bradesco ADR	69,538	650,876
Banco do Brasil	20,800	273,785
Banco Santander Brasil ADR	13,262	152,778
CCR	7,600	25,915

1

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Centrais Eletricas Brasileiras	15,400	$135,556
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,203	92,119
Cia Siderurgica Nacional	35,800	151,267
Engie Brasil Energia	10,600	124,938
IRB Brasil Resseguros S	6,600	171,932
Itau Unibanco Holding ADR	28,327	252,110
Itausa - Investimentos Itau	89,200	281,197
JBS	40,200	222,824
Lojas Renner	9,000	100,919
Natura Cosmeticos	9,200	139,854
Petrobras Distribuidora	20,700	134,467
Porto Seguro	8,800	117,851
Sul America	18,000	158,718
Suzano Papel e Celulose	3,200	26,276
TIM Participacoes ADR	2,133	29,585
Vale ADR, Cl B	26,219	326,951
		3,690,443
CANADA — 1.7%
Alimentation Couche-Tard, Cl B	5,811	356,631
Bank of Montreal	1,802	130,817
Bausch Health *	6,022	125,020
BCE	2,769	124,683
Brookfield Asset Management, Cl A	5,284	242,385
CAE	5,359	136,671
Cameco	4,123	41,608
Canadian National Railway	4,583	406,285
Canadian Pacific Railway	1,121	245,714
Canadian Tire, Cl A	174	17,405
CGI, Cl A *	3,609	263,065
Constellation Software	164	142,009
Empire	7,037	162,232
Gildan Activewear	4,027	145,307
H&R Real Estate Investment Trust ‡	6,435	108,551
Husky Energy	2,104	19,754
Imperial Oil	3,507	93,747
Intact Financial	935	80,391
Loblaw	377	19,347
Magna International	3,065	131,276
Manulife Financial	5,596	93,902
Methanex	484	20,146
Metro, Cl A	2,004	73,141
National Bank of Canada	727	32,655
Open Text	1,399	55,625
RioCan Real Estate Investment Trust ‡	3,068	59,199
Rogers Communications, Cl B	6,007	316,039
Royal Bank of Canada	1,770	133,025
SmartCentres Real Estate Investment Trust ‡	2,013	48,642
Sun Life Financial	402	15,603
Suncor Energy	657	20,246
Toronto-Dominion Bank	11,904	650,862
WSP Global	292	15,402
		4,527,385
CHINA — 0.1%
Kunlun Energy	136,000	125,262

2

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
PetroChina, Cl H	344,000	$192,082
		317,344
DENMARK — 0.1%
Carlsberg, Cl B	123	16,169
Chr Hansen Holding	782	81,413
Coloplast, Cl B	1,069	113,786
DSV	838	74,791
Orsted	664	52,950
Tryg	2,819	87,980
Vestas Wind Systems	1,738	141,922
William Demant Holding *	1,504	50,292
		619,303
FINLAND — 0.2%
Elisa	1,640	73,087
Kone, Cl B	1,132	61,672
Neste	6,144	207,629
Nokia	12,583	63,081
Orion, Cl B	2,003	65,567
Stora Enso, Cl R	3,223	34,066
UPM-Kymmene	4,072	101,887
		606,989
FRANCE — 1.2%
Air Liquide	964	120,106
Dassault Systemes	438	64,987
Edenred	484	22,079
Electricite de France	14,581	204,348
EssilorLuxottica	704	81,165
Eutelsat Communications	3,847	67,797
Hermes International	429	285,018
Ipsen	181	21,625
Kering	327	170,360
L'Oreal	541	145,160
LVMH Moet Hennessy Louis Vuitton	1,638	620,420
Peugeot	5,664	126,275
Sanofi	5,180	417,168
SCOR	508	20,878
Teleperformance	127	24,369
Thales	301	33,123
TOTAL	7,470	388,712
Ubisoft Entertainment *	258	21,139
		2,834,729
GERMANY — 1.0%
adidas	1,152	329,102
Allianz	2,677	593,809
Aroundtown	13,266	112,500
Brenntag	1,621	75,033
Deutsche Boerse	889	122,688
Deutsche Telekom	17,170	289,664
Deutsche Wohnen	4,883	230,531
E.ON	9,103	95,074
Evonik Industries	3,690	96,690
Hannover Rueck	1,586	237,532

3

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
MTU Aero Engines	636	$137,415
Puma	100	57,896
QIAGEN *	2,228	84,632
RWE	3,838	95,966
Vonovia	5,481	287,324
Wirecard	151	23,633
		2,869,489
HONG KONG — 5.5%
Agile Group Holdings	26,000	32,955
Agricultural Bank of China, Cl H	737,000	315,485
Air China, Cl H	22,000	20,395
Angang Steel, Cl H	46,800	21,076
Anhui Conch Cement, Cl H	48,500	283,428
Bank of China, Cl H	710,000	293,948
Bank of Communications, Cl H	418,000	327,111
Beijing Enterprises Holdings	15,500	77,856
BOC Aviation	13,500	112,599
BYD Electronic International	6,000	7,890
China CITIC Bank, Cl H	210,000	119,024
China Coal Energy, Cl H	60,000	24,461
China Communications Construction, Cl H	20,000	17,768
China Communications Services, Cl H	174,000	130,102
China Construction Bank, Cl H	1,234,000	974,031
China Everbright Bank, Cl H	414,000	186,743
China Evergrande Group	28,000	74,396
China Jinmao Holdings Group	128,000	73,857
China Longyuan Power Group, Cl H	106,000	66,898
China Mengniu Dairy	7,000	25,585
China Merchants Bank, Cl H	200,000	963,238
China Minsheng Banking, Cl H	308,500	224,148
China Mobile	79,500	693,087
China Oriental Group	206,000	119,497
China Overseas Land & Investment	86,000	298,102
China Petroleum & Chemical, Cl H	410,000	272,478
China Railway Construction, Cl H	143,000	167,193
China Railway Group, Cl H	230,000	171,863
China Resources Beer Holdings	6,000	26,293
China Resources Cement Holdings	144,000	124,746
China Resources Gas Group	34,000	162,617
China Resources Land	62,000	251,985
China Resources Pharmaceutical Group	71,500	93,567
China Resources Power Holdings	50,000	72,778
China Shenhua Energy, Cl H	79,500	163,011
China Telecom, Cl H	394,000	198,438
China Unicom Hong Kong	126,000	132,951
China Vanke, Cl H	30,400	107,371
CITIC	135,000	183,354
CK Asset Holdings	20,000	144,198
CK Hutchison Holdings	3,000	28,308
CLP Holdings	19,000	214,642
CNOOC	241,000	392,406
COSCO SHIPPING Ports	76,000	73,859
CRRC	244,000	209,032
CSPC Pharmaceutical Group	10,000	16,097
ENN Energy Holdings	9,300	83,439
Far East Horizon	82,000	87,602

4

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Future Land Development Holdings	128,000	$139,742
Guangdong Investment	86,000	169,040
Guangzhou R&F Properties	8,800	16,645
Haier Electronics Group	9,000	23,021
Hang Lung Properties	11,000	23,145
Hang Seng Bank	2,300	57,673
Henderson Land Development	25,300	130,587
Hong Kong & China Gas	103,400	228,519
Hua Hong Semiconductor	59,000	123,879
Huadian Power International, Cl H	228,000	94,451
Hysan Development	17,000	88,520
Industrial & Commercial Bank of China, Cl H	1,311,000	934,702
Jiangsu Expressway, Cl H	8,000	11,131
Jiangxi Copper, Cl H	52,000	64,964
Jiayuan International Group	42,000	19,620
Legend Holdings, Cl H	7,200	17,397
Lenovo Group	200,000	139,057
Link ‡	23,000	275,056
Logan Property Holdings	58,000	85,747
Longfor Group Holdings	52,000	191,109
Luye Pharma Group	24,000	18,059
Maanshan Iron & Steel, Cl H	324,000	137,942
Metallurgical Corp of China, Cl H	38,000	10,118
MMG *	40,000	12,185
New China Life Insurance, Cl H	8,600	39,914
New World Development	79,000	116,351
NWS Holdings	48,000	94,577
Ping An Insurance Group of China, Cl H	48,000	530,067
Postal Savings Bank of China, Cl H	190,000	113,652
Shandong Weigao Group Medical Polymer, Cl H	120,000	104,535
Shenzhen International Holdings	11,000	19,353
Shenzhou International Group Holdings	5,000	59,124
Shimao Property Holdings	56,500	161,646
Sihuan Pharmaceutical Holdings Group	59,000	13,248
Sino Biopharmaceutical	14,000	14,114
Sino Land	72,000	115,450
Sinopec Engineering Group, Cl H	115,000	93,603
Sinopec Shanghai Petrochemical, Cl H	90,000	39,334
Sinopharm Group, Cl H	6,400	24,036
Sinotruk Hong Kong	83,000	156,924
SJM Holdings	57,000	63,060
SSY Group	76,000	60,290
Sun Art Retail Group	20,000	17,464
Sun Hung Kai Properties	13,000	205,682
Sunac China Holdings	32,000	137,972
Swire Properties	47,200	194,259
Techtronic Industries	13,000	82,977
Tingyi Cayman Islands Holding	12,000	19,498
Uni-President China Holdings	61,000	64,801
Want Want China Holdings	25,000	17,790
Weichai Power, Cl H	147,000	223,442
WH Group	40,000	36,023
Wharf Real Estate Investment	17,000	115,995
Yanzhou Coal Mining, Cl H	12,000	11,295
Yihai International Holding	6,000	29,714
Yue Yuen Industrial Holdings	5,500	15,403

5

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Yuexiu Property	464,000	$105,316
Zhejiang Expressway, Cl H	46,000	48,036
Zhuzhou CRRC Times Electric, Cl H	11,100	59,848
Zijin Mining Group, Cl H	86,000	30,359
		15,109,369
HUNGARY — 0.1%
MOL Hungarian Oil & Gas *	16,815	189,309
INDONESIA — 0.5%
Adaro Energy	314,700	28,673
Astra International	160,500	83,675
Bank Central Asia	148,400	303,631
Bank Negara Indonesia Persero	151,900	89,198
Bank Rakyat Indonesia Persero	938,600	269,309
Bukit Asam	480,300	103,103
Charoen Pokphand Indonesia	319,800	109,810
Gudang Garam	10,600	59,775
Indah Kiat Pulp & Paper	108,800	59,297
Indocement Tunggal Prakarsa	13,000	19,385
Indofood CBP Sukses Makmur	43,300	29,824
Jasa Marga Persero	29,000	11,635
Pakuwon Jati	324,300	16,035
Semen Indonesia Persero	27,400	22,128
United Tractors	22,700	40,335
		1,245,813
ITALY — 0.4%
Assicurazioni Generali	5,711	100,207
Davide Campari-Milano	3,992	39,005
Enel	23,496	146,058
Eni	22,801	345,012
Moncler	2,766	101,092
Poste Italiane	13,759	133,599
Terna Rete Elettrica Nazionale	16,553	101,001
		965,974
JAPAN — 5.3%
ABC-Mart	1,500	93,565
Aeon	5,600	96,625
AGC	1,600	51,218
Alfresa Holdings	5,000	125,207
Alps Alpine	1,000	16,458
Asahi Intecc	2,100	107,282
Asahi Kasei	4,100	42,051
Astellas Pharma	16,900	226,865
Bandai Namco Holdings	4,500	220,818
Bridgestone	4,500	167,561
Casio Computer	3,500	38,805
Central Japan Railway	1,600	333,205
Chubu Electric Power	4,700	64,097
Chugai Pharmaceutical	3,100	206,665
Dai Nippon Printing	3,900	84,328
Daicel	7,200	61,009
Daiichi Sankyo	1,900	91,751
Daikin Industries	500	60,601
DeNA	1,000	20,176

6

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Dentsu	2,600	$84,564
East Japan Railway	1,000	94,735
Eisai	2,100	123,103
FamilyMart UNY Holdings	3,800	91,418
Fuji Electric	1,000	33,127
FUJIFILM Holdings	4,200	200,365
Fujitsu	2,400	161,802
Fukuoka Financial Group	700	11,908
Hakuhodo DY Holdings	8,000	124,997
Hamamatsu Photonics	700	24,962
Hikari Tsushin	600	121,121
Hitachi	3,600	121,331
Hitachi Chemical	1,000	26,572
Hitachi High-Technologies	1,500	63,218
Honda Motor	1,300	31,689
Hoya	3,800	263,115
Idemitsu Kosan	600	16,869
Isuzu Motors	9,900	108,675
ITOCHU	10,800	198,020
Japan Airlines	5,500	172,982
Japan Airport Terminal	1,000	37,681
Japan Post Holdings	18,800	207,998
Japan Prime Realty Investment ‡	21	89,922
Japan Real Estate Investment ‡	19	113,009
JSR	1,300	18,359
Kakaku.com	4,000	80,625
Kamigumi	3,200	75,315
Kaneka	1,800	61,797
Kansai Electric Power	6,300	73,263
Kao	800	62,245
KDDI	9,700	248,432
Keihan Holdings	3,100	133,393
Kikkoman	2,400	99,092
Kobayashi Pharmaceutical	400	29,587
Konica Minolta	13,700	120,371
Kose	100	15,675
Kyocera	3,500	213,125
Kyowa Hakko Kirin	1,100	20,732
Kyushu Railway	4,000	119,596
Lion	1,200	23,165
Makita	800	27,891
Marubeni	17,100	106,854
Marui Group	1,300	27,035
Maruichi Steel Tube	1,400	36,497
Mazda Motor	5,400	52,421
Medipal Holdings	6,300	136,175
MEIJI Holdings	600	42,004
Mitsubishi	11,800	306,392
Mitsubishi Electric	1,700	21,099
Mitsubishi Heavy Industries	2,900	126,706
Mitsubishi UFJ Lease & Finance	3,100	15,377
Mitsui	6,200	95,316
Mitsui Fudosan	900	21,753
Murata Manufacturing	5,800	248,633
NGK Spark Plug	2,700	47,087
Nikon	1,900	25,826
Nippon Building Fund ‡	32	218,765

7

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nippon Electric Glass	1,600	$38,295
Nippon Telegraph & Telephone	9,000	402,454
Nissan Chemical	2,600	109,700
Nissan Motor	8,300	56,054
Nisshin Seifun Group	1,500	34,722
Nomura Research Institute	1,100	53,526
NTT Data	10,000	119,303
Obic	1,400	168,128
Oji Holdings	7,800	40,232
Ono Pharmaceutical	1,000	17,616
Oriental Land	1,000	121,831
Otsuka	500	19,323
Park24	1,700	31,845
Pigeon	400	15,055
Recruit Holdings	10,300	327,558
Ricoh	5,200	50,268
Sankyo	3,300	126,105
Santen Pharmaceutical	1,200	17,197
Secom	2,100	179,630
Sega Sammy Holdings	1,800	21,270
Seven & i Holdings	4,200	141,825
SG Holdings	4,700	126,979
Shimadzu	1,400	34,778
Shin-Etsu Chemical	800	66,118
Shionogi	3,400	185,538
Shiseido	500	35,800
Showa Denko	2,100	57,056
SoftBank Group	4,800	451,035
Sompo Holdings	700	26,372
Sony	6,200	297,714
Sony Financial Holdings	5,300	116,728
Sumitomo	2,200	31,594
Sumitomo Dainippon Pharma	4,800	98,173
Sumitomo Electric Industries	4,000	48,000
Sumitomo Heavy Industries	1,900	59,799
Sumitomo Mitsui Trust Holdings	600	21,878
Suzuken	2,900	178,416
Suzuki Motor	4,200	198,601
Taiheiyo Cement	1,700	50,009
Taisho Pharmaceutical Holdings	1,400	114,053
TDK	500	33,544
Terumo	5,600	158,336
Toho	1,400	60,019
Toho Gas	3,600	140,087
Tohoku Electric Power	1,400	14,253
Tokio Marine Holdings	5,400	267,433
Tokyo Electric Power Holdings *	29,900	153,347
Tokyo Gas	6,000	148,742
Toyo Seikan Group Holdings	6,100	114,824
Toyoda Gosei	1,200	20,847
Toyota Motor	13,800	808,004
Toyota Tsusho	700	20,071
Trend Micro	1,000	44,679
Unicharm	5,600	167,692
West Japan Railway	1,400	109,433
Yamaha	3,100	138,969
Yamato Holdings	1,800	36,293

8

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Yamazaki Baking	1,100	$16,439
Yokogawa Electric	1,000	19,355
Yokohama Rubber	3,900	64,708
		14,409,726
MALAYSIA — 0.3%
AMMB Holdings	23,100	24,465
British American Tobacco Malaysia	4,500	32,190
Fraser & Neave Holdings	3,200	26,134
Hong Leong Bank	25,300	114,635
Hong Leong Financial Group	21,500	97,549
Malayan Banking	18,700	40,268
Malaysia Airports Holdings	10,500	18,351
Nestle Malaysia	1,000	35,054
Petronas Chemicals Group	77,900	154,910
Petronas Dagangan	3,600	22,112
Petronas Gas	11,900	50,230
PPB Group	16,300	73,184
Public Bank	21,700	122,155
RHB Bank	89,900	125,165
Sime Darby	25,500	14,167
Tenaga Nasional	3,500	10,618
		961,187
MEXICO — 0.1%
Alfa, Cl A	43,800	40,115
El Puerto de Liverpool	8,900	49,816
Grupo Carso	4,300	15,874
Grupo Financiero Banorte, Cl O	2,900	15,803
Megacable Holdings	6,200	25,580
Mexichem	5,000	10,427
Promotora y Operadora de Infraestructura	3,530	34,402
Wal-Mart de Mexico	40,000	112,558
		304,575
NETHERLANDS — 0.6%
Aegon	11,916	54,438
ArcelorMittal	1,491	22,039
ASML Holding	224	42,231
Koninklijke Ahold Delhaize	11,008	247,372
Koninklijke DSM	1,688	189,838
Koninklijke KPN	8,061	24,611
Koninklijke Vopak	1,794	73,520
NN Group	5,236	198,657
Unilever	8,639	519,681
Wolters Kluwer	3,941	275,191
		1,647,578
NORWAY — 0.2%
Aker BP	919	24,734
DNB	2,116	35,788
Equinor	10,893	208,309
Mowi	4,189	97,029
Schibsted, Cl B	2,529	63,815
		429,675

9

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
PHILIPPINES — 0.1%
Globe Telecom	2,900	$120,597
International Container Terminal Services	16,790	43,679
Manila Electric	12,980	95,842
Megaworld	430,800	48,756
Robinsons Land	129,900	64,621
		373,495
POLAND — 0.2%
Bank Millennium *	27,948	69,667
CD Projekt	398	21,572
Dino Polska *	1,057	34,396
Grupa Lotos	6,026	137,861
KGHM Polska Miedz	1,563	38,784
Polski Koncern Naftowy ORLEN	5,568	140,505
Polskie Gornictwo Naftowe i Gazownictwo	59,369	86,657
Powszechna Kasa Oszczednosci Bank Polski	6,212	63,640
		593,082
PORTUGAL — 0.0%
Galp Energia SGPS	7,062	106,250
SINGAPORE — 0.3%
CapitaLand Mall Trust ‡	79,300	138,989
ComfortDelGro	90,200	161,700
DBS Group Holdings	5,700	100,609
SATS	12,700	46,816
Singapore Technologies Engineering	32,700	93,150
United Overseas Bank	4,500	76,987
Venture	3,000	32,929
Yangzijiang Shipbuilding Holdings	89,600	89,284
		740,464
SOUTH AFRICA — 0.4%
Absa Group	2,253	26,101
Anglo American Platinum	2,659	133,871
AngloGold Ashanti ADR	11,192	148,742
Bidvest Group	1,859	26,377
Capitec Bank Holdings	633	57,307
Clicks Group	1,125	14,738
Exxaro Resources	9,031	105,369
FirstRand	6,959	31,948
Foschini Group	775	9,359
Investec	3,752	22,051
Kumba Iron Ore	3,921	118,682
Liberty Holdings	3,634	27,120
Mondi	4,317	88,746
Mr Price Group	666	9,008
Nedbank Group	1,713	30,821
Netcare	12,500	15,926
Pick n Pay Stores	4,249	20,695
Redefine Properties ‡	19,805	12,333
RMB Holdings	7,976	45,057
Sanlam	4,220	22,060
Sasol	564	14,186
SPAR Group	927	12,179
Standard Bank Group	2,218	30,271
Telkom SOC	17,847	112,171

10

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Truworths International	1,900	$9,339
		1,144,457
SOUTH KOREA — 1.3%
BGF retail	158	24,858
Cheil Worldwide	6,067	134,641
Daelim Industrial	1,694	147,108
DB Insurance	2,344	120,873
Doosan Bobcat	3,011	85,276
Fila Korea	2,539	166,787
GS Engineering & Construction	3,664	123,368
GS Retail	1,752	49,976
Hankook Tire	785	23,024
Hanon Systems	6,002	58,498
Hyundai Department Store	1,170	83,065
Hyundai Engineering & Construction	2,583	111,060
Hyundai Glovis	497	67,576
Hyundai Marine & Fire Insurance	2,521	65,166
Industrial Bank of Korea	3,863	44,848
Kangwon Land	3,848	100,428
Kia Motors	6,717	222,199
Korea Gas	1,156	40,095
Korea Zinc	352	129,384
Korean Air Lines	2,239	59,176
KT&G	2,049	174,109
Kumho Petrochemical	252	20,266
LG Uplus	11,965	140,198
NCSoft	329	131,448
Ottogi	36	21,522
Samsung Electro-Mechanics	1,376	109,550
Samsung Electronics	19,398	690,290
Samsung Fire & Marine Insurance	252	57,283
SK Hynix	430	23,482
SK Telecom	1,017	214,245
		3,439,799
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios	3,792	156,142
Amadeus IT Group	1,560	119,111
Enagas	4,698	128,520
Endesa	7,878	196,207
Iberdrola	48,096	446,765
Mapfre	23,883	70,067
Red Electrica	7,902	168,020
Telefonica	21,790	174,609
		1,459,441
SWEDEN — 0.5%
Alfa Laval	3,218	65,979
Hennes & Mauritz, Cl B	10,003	149,459
Hexagon, Cl B	1,121	52,081
Investor, Cl B	5,626	243,088
Lundin Petroleum	4,564	124,347
Securitas, Cl B	7,272	120,429
Swedbank	6,485	93,018
Swedish Match	2,920	132,090
Tele2, Cl B	4,458	61,512

11

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Telefonaktiebolaget LM Ericsson, Cl B	28,160	$272,102
Telia	33,866	141,762
		1,455,867
SWITZERLAND — 1.8%
Baloise Holding	261	43,332
Chocoladefabriken Lindt & Spruengli	23	150,454
Nestle	13,045	1,295,976
Novartis	12,986	1,113,473
Partners Group Holding	241	168,849
Roche Holding	4,351	1,141,873
Sika	103	15,304
Sonova Holding	547	121,859
Straumann Holding	73	60,039
Swatch Group	89	22,274
Swiss Life Holding	588	267,381
Temenos	369	64,239
Zurich Insurance Group	1,668	541,370
		5,006,423
TAIWAN — 1.8%
Acer	72,000	43,353
ASE Technology Holding	56,000	105,478
Asia Cement	92,000	131,077
AU Optronics	196,000	57,721
Chailease Holding	37,000	135,972
Chang Hwa Commercial Bank	171,000	107,614
China Life Insurance	49,000	37,793
China Steel	301,000	231,093
CTBC Financial Holding	145,000	95,952
Delta Electronics	30,000	135,021
E.Sun Financial Holding	214,000	185,406
Eclat Textile	9,000	116,694
Eva Airways	178,000	84,685
Far Eastern New Century	48,000	49,741
Feng TAY Enterprise	19,000	143,857
First Financial Holding	65,000	46,439
Formosa Chemicals & Fibre	59,000	200,152
Formosa Petrochemical	22,000	80,391
Formosa Taffeta	79,000	97,052
Fubon Financial Holding	31,000	42,327
Hon Hai Precision Industry	18,000	42,087
Hua Nan Financial Holdings	16,000	10,587
Inventec	55,000	41,407
Largan Precision	1,000	118,793
Lite-On Technology	63,000	89,614
Mega Financial Holding	186,000	182,071
Micro-Star International	5,000	13,015
Nan Ya Plastics	18,000	44,678
Novatek Microelectronics	30,000	158,699
Phison Electronics	7,000	63,199
Pou Chen	26,000	29,496
President Chain Store	6,000	57,093
Realtek Semiconductor	27,000	170,208
Ruentex Industries	37,000	80,951
SinoPac Financial Holdings	246,000	95,150
Taiwan Business Bank	329,000	134,674

12

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Taiwan Cement	128,000	$173,644
Taiwan Cooperative Financial Holding	150,000	97,357
Taiwan High Speed Rail *	20,000	27,529
Taiwan Semiconductor Manufacturing ADR	12,319	472,434
Uni-President Enterprises	92,000	236,044
United Microelectronics	52,000	21,152
Vanguard International Semiconductor	36,000	68,457
Walsin Technology	17,000	85,751
WPG Holdings	8,000	9,981
Yageo	2,000	16,562
Yuanta Financial Holding	304,000	170,555
Zhen Ding Technology Holding	50,000	146,538
		4,985,544
THAILAND — 0.4%
Advanced Info Service NVDR	6,200	37,797
Bangkok Bank NVDR	27,000	168,000
Bangkok Dusit Medical Services NVDR	68,500	55,155
Home Product Center NVDR	130,900	69,807
IRPC NVDR	244,900	36,827
Kasikornbank NVDR	10,100	59,780
Krung Thai Bank NVDR	207,200	125,240
Land & Houses NVDR	193,100	64,599
PTT NVDR	58,800	86,161
PTT Exploration & Production NVDR	42,800	170,235
PTT Global Chemical NVDR	15,300	29,441
Siam Cement NVDR	6,800	97,373
Siam Commercial Bank NVDR	30,800	126,268
		1,126,683
TURKEY — 0.0%
KOC Holding	4,334	12,109
TAV Havalimanlari Holding	2,660	11,641
Turkiye Sise ve Cam Fabrikalari	10,399	9,303
		33,053
UNITED KINGDOM — 2.2%
Admiral Group	804	20,949
Anglo American	10,087	241,169
AstraZeneca	4,621	341,380
Auto Trader Group	15,035	113,695
Barratt Developments	20,845	147,049
Berkeley Group Holdings	520	22,950
BHP Group	22,012	495,488
BP	96,783	659,113
Bunzl	2,289	61,110
Burberry Group	5,893	125,822
Centrica	48,979	58,009
Compass Group	7,435	168,322
Croda International	723	44,902
Diageo	8,944	375,785
Experian	5,803	174,958
GlaxoSmithKline	8,173	157,642
Imperial Brands	1,333	32,239
J Sainsbury	26,283	66,450
Johnson Matthey	834	32,538
Marks & Spencer Group	7,145	20,364

13

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Micro Focus International	2,026	$48,961
Mondi	3,769	77,859
National Grid	16,686	167,770
Next	1,325	96,434
Pearson	9,251	91,891
Persimmon	2,331	57,923
Rio Tinto	6,334	363,838
Royal Dutch Shell, Cl A	34,513	1,071,571
Royal Mail	5,486	14,194
Segro ‡	1,769	15,603
Smith & Nephew	8,496	178,658
Taylor Wimpey	38,557	80,467
Tesco	47,089	134,592
United Utilities Group	7,132	71,988
Whitbread	2,147	125,522
		5,957,205
UNITED STATES — 0.0%
FINANCIALS — 0.0%
Credicorp	63	14,099
Total Common Stock
(Cost $80,048,682)		80,784,869

PREFERRED STOCK — 0.4%
BRAZIL — 0.4% (A)
Braskem *	4,700	50,966
Cia Brasileira de Distribuicao	2,400	53,187
Gerdau	18,500	65,439
Petroleo Brasileiro	100,500	654,385
Telefonica Brasil	13,500	165,690
Total Preferred Stock
(Cost $1,008,781)		989,667

SHORT-TERM INVESTMENT — 3.7%
Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (B)
(Cost $10,098,633)	10,098,633	10,098,633
Total Investments — 99.8%
(Cost $270,286,796)		$272,092,989

Percentages are based on Net Assets of $272,512,779.

A list of the open futures contracts held by the Fund at May 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12	Jun-2019	$1,112,486	$1,090,740	$(21,746)
MSCI Emerging Markets	9	Jun-2019	466,082	450,090	(15,992)
S&P TSX 60 Index	1	Jun-2019	141,753	142,202	1,730
SGX Nifty 50	146	Jun-2019	3,486,273	3,482,100	(4,173)
			$5,206,594	$5,165,132	$(40,181)

14

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

Open total return swap agreements held by the Fund at May 31, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +25 bps	SPLIX	Annually	02/05/2020	USD	4,862,268	$(108,724)	$(108,724)

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate is not available
(B)	The rate reported is the 7-day effective yield as of May 31, 2019.

ADR — American Depositary Receipt
BPS — Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
S&P — Standard & Poor's
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPILX — Symmetry Panoramic International Equity Fund
TSX — Toronto Stock Exchange
VOL — Volatility

The following table summarizes the inputs used as of May 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Registered Investment Companies	$180,219,820	$–	$–	$180,219,820
Common Stock
Australia	3,162,426	–	–	3,162,426
Belgium	457,693	–	–	457,693
Brazil	3,690,443	–	–	3,690,443
Canada	4,527,385	–	–	4,527,385
China	317,344	–	–	317,344
Denmark	569,011	50,292	–	619,303
Finland	606,989	–	–	606,989
France	2,834,729	–	–	2,834,729
Germany	2,869,489	–	–	2,869,489
Hong Kong	15,109,369	–	–	15,109,369
Hungary	189,309	–	–	189,309
Indonesia	1,245,813	–	–	1,245,813
Italy	965,974	–	–	965,974
Japan	14,409,726	–	–	14,409,726
Malaysia	961,187	–	–	961,187
Mexico	304,575	–	–	304,575
Netherlands	1,647,578	–	–	1,647,578
Norway	429,675	–	–	429,675
Philippines	373,495	–	–	373,495
Poland	593,082	–	–	593,082
Portugal	106,250	–	–	106,250
Singapore	740,464	–	–	740,464
South Africa	1,144,457	–	–	1,144,457
South Korea	3,418,277	21,522	–	3,439,799
Spain	1,459,441	–	–	1,459,441
Sweden	1,455,867	–	–	1,455,867
Switzerland	5,006,423	–	–	5,006,423
Taiwan	4,985,544	–	–	4,985,544
Thailand	1,126,683	–	–	1,126,683
Turkey	33,053	–	–	33,053
United Kingdom	5,957,205	–	–	5,957,205
United States	14,099	–	–	14,099
Total Common Stock	80,713,055	71,814	–	80,784,869
Preferred Stock
Brazil	989,667	–	–	989,667

15

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2019

(Unaudited)

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Short-Term Investment	10,098,633	–	–	10,098,633
Total Investments in Securities	$272,021,175	$71,814	$–	$272,092,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$1,730	$–	$–	$1,730
Unrealized Depreciation	(41,911)	–	–	(41,911)
Total Return Swap^
Unrealized Depreciation	–	(108,724)	–	(108,724)
Total Other Financial Instruments	$(40,181)	$(108,724)	$–	$(148,905)

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

‡	Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of May 31, 2019, securities with a total value of $71,814 were classified as Level 2 as a result of fair valuation of foreign securities.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

16

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 70.0%
	Shares	Value
DFA Emerging Markets Core Equity Portfolio, Cl I	2,193,930	$43,746,963
DFA International Core Equity Portfolio, Cl I	1,584,500	19,679,486
DFA International Real Estate Securities, Cl I	2,650,478	13,384,914
DFA International Vector Equity Portfolio, Cl I	3,963,071	43,474,886
DFA Real Estate Securities Portfolio, Cl I	568,190	21,778,713
DFA US Core Equity 2 Portfolio, Cl I	3,807,010	78,690,897
DFA US Vector Equity Portfolio, Cl I	4,790,901	82,259,775
iShares Edge MSCI Min Vol Global ETF	603,677	53,920,430
Total Registered Investment Companies
(Cost $355,418,106)		356,936,064

COMMON STOCK — 26.8%
AUSTRALIA — 0.5%
Alumina	49,385	81,537
Aristocrat Leisure	1,864	37,506
BlueScope Steel	1,345	9,781
Brambles	15,789	132,420
CIMIC Group	2,089	65,145
Coca-Cola Amatil	5,939	39,127
Crown Resorts	4,236	36,735
CSL	674	95,961
Dexus ‡	16,870	150,857
Flight Centre Travel Group	1,024	30,847
Fortescue Metals Group	25,951	144,743
Goodman Group ‡	21,902	203,855
GPT Group ‡	23,611	94,189
Macquarie Group	2,570	213,394
Mirvac Group ‡	52,900	111,234
QBE Insurance Group	1,883	15,223
REA Group	523	32,059
Santos	22,171	103,043
Scentre Group ‡	34,204	90,256
South32	52,438	120,120
Suncorp Group	4,119	37,096
Telstra	58,547	147,979
Vicinity Centres ‡	16,001	28,647
Washington H Soul Pattinson	3,578	55,259
Wesfarmers	7,466	191,374
Woodside Petroleum	6,516	159,432
Woolworths Group	4,468	97,063
		2,524,882
BELGIUM — 0.1%
Colruyt	2,428	180,128
UCB	2,384	182,070
		362,198
BRAZIL — 0.6%
Atacadao Distribuicao Comercio e Industria Ltda	15,800	92,893
Banco Bradesco ADR	54,758	512,535
Banco do Brasil	16,300	214,553

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Banco Santander Brasil ADR	10,659	$122,792
CCR	4,900	16,708
Centrais Eletricas Brasileiras	12,100	106,508
Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,483	72,804
Cia Siderurgica Nacional	27,900	117,887
Engie Brasil Energia	8,300	97,829
IRB Brasil Resseguros S	5,100	132,856
Itau Unibanco Holding ADR	22,093	196,628
Itausa - Investimentos Itau	68,800	216,888
JBS	31,100	172,384
Lojas Renner	7,000	78,492
Natura Cosmeticos	7,100	107,931
Petrobras Distribuidora	16,300	105,885
Porto Seguro	6,900	92,406
Sul America	13,800	121,683
Suzano Papel e Celulose	2,600	21,349
TIM Participacoes ADR	1,680	23,302
Vale ADR, Cl B	23,705	295,601
		2,919,914
CANADA — 0.7%
Alimentation Couche-Tard, Cl B	4,549	279,180
Bank of Montreal	1,526	110,781
Bausch Health *	4,808	99,817
BCE	2,337	105,231
Brookfield Asset Management, Cl A	4,368	200,367
CAE	4,217	107,547
Cameco	3,280	33,101
Canadian National Railway	3,718	329,603
Canadian Pacific Railway	909	199,246
Canadian Tire, Cl A	139	13,904
CGI, Cl A *	2,796	203,804
Constellation Software	134	116,032
Empire	5,636	129,933
Gildan Activewear	3,236	116,765
H&R Real Estate Investment Trust ‡	4,859	81,966
Husky Energy	1,812	17,013
Imperial Oil	2,734	73,083
Intact Financial	794	68,268
Loblaw	384	19,706
Magna International	2,398	102,708
Manulife Financial	4,736	79,471
Methanex	388	16,150
Metro, Cl A	1,655	60,403
National Bank of Canada	656	29,466
Open Text	1,086	43,180
RioCan Real Estate Investment Trust ‡	2,250	43,415
Rogers Communications, Cl B	4,791	252,063
Royal Bank of Canada	1,505	113,109
SmartCentres Real Estate Investment Trust ‡	2,011	48,594
Sun Life Financial	315	12,226
Suncor Energy	684	21,078
Toronto-Dominion Bank	9,074	496,129
WSP Global	233	12,289
		3,635,628

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — 0.1%
Kunlun Energy	106,000	$97,630
PetroChina, Cl H	276,000	154,113
		251,743
DENMARK — 0.1%
Carlsberg, Cl B	97	12,751
Chr Hansen Holding	626	65,172
Coloplast, Cl B	817	86,963
DSV	727	64,884
Orsted	576	45,933
Tryg	2,491	77,743
Vestas Wind Systems	1,389	113,424
William Demant Holding *	1,183	39,558
		506,428
FINLAND — 0.1%
Elisa	1,385	61,723
Kone, Cl B	1,060	57,749
Neste	4,341	146,699
Nokia	10,696	53,621
Orion, Cl B	1,593	52,146
Stora Enso, Cl R	2,961	31,296
UPM-Kymmene	3,355	83,947
		487,181
FRANCE — 0.4%
Air Liquide	672	83,725
Dassault Systemes	311	46,144
Edenred	413	18,840
Electricite de France	11,945	167,406
EssilorLuxottica	516	59,490
Eutelsat Communications	3,117	54,932
Hermes International	328	217,916
Ipsen	140	16,726
Kering	263	137,017
L'Oreal	361	96,863
LVMH Moet Hennessy Louis Vuitton	1,220	462,095
Peugeot	4,351	97,003
Sanofi	4,382	352,901
SCOR	456	18,741
Teleperformance	96	18,421
Thales	212	23,329
TOTAL	7,007	364,619
Ubisoft Entertainment *	195	15,977
		2,252,145
GERMANY — 0.4%
adidas	952	271,966
Allianz	2,010	445,856
Aroundtown	11,032	93,555
Brenntag	1,258	58,230
Deutsche Boerse	776	107,093
Deutsche Telekom	12,909	217,779
Deutsche Wohnen	3,971	187,474
E.ON	7,673	80,138
Evonik Industries	2,840	74,418

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Hannover Rueck	1,261	$188,858
MTU Aero Engines	510	110,192
Puma	85	49,211
QIAGEN *	1,696	64,424
RWE	3,127	78,188
Vonovia	4,172	218,704
Wirecard	120	18,781
		2,264,867
HONG KONG — 2.3%
Agile Group Holdings	22,000	27,885
Agricultural Bank of China, Cl H	591,000	252,987
Air China, Cl H	18,000	16,687
Angang Steel, Cl H	36,400	16,393
Anhui Conch Cement, Cl H	38,500	224,989
Bank of China, Cl H	561,000	232,260
Bank of Communications, Cl H	333,000	260,593
Beijing Enterprises Holdings	12,500	62,787
BOC Aviation	10,700	89,245
BYD Electronic International	5,000	6,576
China CITIC Bank, Cl H	167,000	94,652
China Coal Energy, Cl H	49,000	19,977
China Communications Construction, Cl H	15,000	13,326
China Communications Services, Cl H	136,000	101,689
China Construction Bank, Cl H	972,000	767,227
China Everbright Bank, Cl H	329,000	148,402
China Evergrande Group	22,000	58,454
China Jinmao Holdings Group	102,000	58,855
China Longyuan Power Group, Cl H	86,000	54,276
China Mengniu Dairy	7,000	25,585
China Merchants Bank, Cl H	157,500	758,550
China Minsheng Banking, Cl H	244,500	177,647
China Mobile	62,500	544,879
China Oriental Group	162,000	93,973
China Overseas Land & Investment	68,000	235,709
China Petroleum & Chemical, Cl H	328,000	217,982
China Railway Construction, Cl H	111,500	130,364
China Railway Group, Cl H	180,000	134,502
China Resources Beer Holdings	6,000	26,292
China Resources Cement Holdings	112,000	97,025
China Resources Gas Group	26,000	124,355
China Resources Land	48,000	195,086
China Resources Pharmaceutical Group	58,000	75,901
China Resources Power Holdings	42,000	61,133
China Shenhua Energy, Cl H	63,000	129,179
China Telecom, Cl H	320,000	161,168
China Unicom Hong Kong	100,000	105,516
China Vanke, Cl H	24,200	85,473
CITIC	108,000	146,683
CK Asset Holdings	16,500	118,964
CK Hutchison Holdings	2,500	23,590
CLP Holdings	15,000	169,454
CNOOC	187,000	304,481
COSCO SHIPPING Ports	62,000	60,253
CRRC	193,000	165,341
CSPC Pharmaceutical Group	8,000	12,878
ENN Energy Holdings	7,600	68,187

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Far East Horizon	67,000	$71,577
Future Land Development Holdings	100,000	109,173
Guangdong Investment	70,000	137,591
Guangzhou R&F Properties	7,200	13,618
Haier Electronics Group	7,000	17,906
Hang Lung Properties	10,000	21,041
Hang Seng Bank	1,600	40,121
Henderson Land Development	19,800	102,199
Hong Kong & China Gas	77,000	170,174
Hua Hong Semiconductor	44,000	92,384
Huadian Power International, Cl H	174,000	72,081
Hysan Development	13,000	67,692
Industrial & Commercial Bank of China, Cl H	960,000	684,450
Jiangsu Expressway, Cl H	6,000	8,349
Jiangxi Copper, Cl H	43,000	53,720
Jiayuan International Group	36,000	16,817
Legend Holdings, Cl H	5,700	13,772
Lenovo Group	160,000	111,246
Link ‡	18,000	215,261
Logan Property Holdings	48,000	70,963
Longfor Group Holdings	41,000	150,682
Luye Pharma Group	21,000	15,802
Maanshan Iron & Steel, Cl H	254,000	108,140
Metallurgical Corp of China, Cl H	30,000	7,988
MMG *	28,000	8,529
New China Life Insurance, Cl H	6,800	31,560
New World Development	64,000	94,259
NWS Holdings	40,000	78,815
Ping An Insurance Group of China, Cl H	38,000	419,636
Postal Savings Bank of China, Cl H	153,000	91,520
Shandong Weigao Group Medical Polymer, Cl H	96,000	83,628
Shenzhen International Holdings	11,000	19,353
Shenzhou International Group Holdings	4,000	47,299
Shimao Property Holdings	42,000	120,161
Sihuan Pharmaceutical Holdings Group	47,000	10,553
Sino Biopharmaceutical	12,000	12,098
Sino Land	58,000	93,001
Sinopec Engineering Group, Cl H	87,000	70,813
Sinopec Shanghai Petrochemical, Cl H	80,000	34,963
Sinopharm Group, Cl H	5,600	21,031
Sinotruk Hong Kong	64,500	121,947
SJM Holdings	46,000	50,891
SSY Group	60,000	47,597
Sun Art Retail Group	16,500	14,408
Sun Hung Kai Properties	10,500	166,128
Sunac China Holdings	25,000	107,791
Swire Properties	36,000	148,163
Techtronic Industries	10,500	67,020
Tingyi Cayman Islands Holding	12,000	19,498
Uni-President China Holdings	48,000	50,991
Want Want China Holdings	19,000	13,520
Weichai Power, Cl H	117,000	177,842
WH Group	32,500	29,268
Wharf Real Estate Investment	14,000	95,525
Yanzhou Coal Mining, Cl H	14,000	13,177
Yihai International Holding	5,000	24,762

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Yue Yuen Industrial Holdings	4,500	$12,602
Yuexiu Property	370,000	83,981
Zhejiang Expressway, Cl H	38,000	39,682
Zhuzhou CRRC Times Electric, Cl H	8,900	47,986
Zijin Mining Group, Cl H	74,000	26,123
		11,926,278
HUNGARY — 0.0%
MOL Hungarian Oil & Gas *	12,485	140,560
INDONESIA — 0.2%
Adaro Energy	277,400	25,274
Astra International	123,100	64,177
Bank Central Asia	117,500	240,409
Bank Negara Indonesia Persero	118,600	69,644
Bank Rakyat Indonesia Persero	740,000	212,325
Bukit Asam	378,500	81,251
Charoen Pokphand Indonesia	240,500	82,581
Gudang Garam	8,300	46,805
Indah Kiat Pulp & Paper	85,700	46,707
Indocement Tunggal Prakarsa	10,500	15,657
Indofood CBP Sukses Makmur	34,600	23,831
Jasa Marga Persero	23,500	9,428
Pakuwon Jati	263,600	13,034
Semen Indonesia Persero	21,800	17,606
United Tractors	18,400	32,695
		981,424
ITALY — 0.2%
Assicurazioni Generali	4,474	78,503
Davide Campari-Milano	3,683	35,986
Enel	18,935	117,706
Eni	17,358	262,652
Moncler	2,315	84,608
Poste Italiane	10,895	105,790
Terna Rete Elettrica Nazionale	12,855	78,437
		763,682
JAPAN — 2.3%
ABC-Mart	1,200	74,852
Aeon	4,600	79,371
AGC	1,300	41,614
Alfresa Holdings	4,000	100,165
Alps Alpine	700	11,520
Asahi Intecc	1,800	91,956
Asahi Kasei	3,700	37,948
Astellas Pharma	12,900	173,169
Bandai Namco Holdings	3,600	176,655
Bridgestone	3,600	134,048
Casio Computer	2,700	29,935
Central Japan Railway	1,300	270,729
Chubu Electric Power	4,000	54,551
Chugai Pharmaceutical	2,500	166,665
Dai Nippon Printing	3,100	67,029
Daicel	5,400	45,757
Daiichi Sankyo	1,500	72,435
Daikin Industries	500	60,601

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
DeNA	800	$16,141
Dentsu	2,000	65,049
East Japan Railway	800	75,788
Eisai	1,700	99,655
FamilyMart UNY Holdings	3,100	74,578
Fuji Electric	800	26,502
FUJIFILM Holdings	3,200	152,659
Fujitsu	1,900	128,093
Hakuhodo DY Holdings	6,000	93,748
Hamamatsu Photonics	500	17,830
Hikari Tsushin	400	80,747
Hitachi	2,800	94,369
Hitachi Chemical	800	21,257
Hitachi High-Technologies	1,100	46,360
Honda Motor	1,200	29,251
Hoya	3,000	207,722
Idemitsu Kosan	500	14,058
Isuzu Motors	7,600	83,427
ITOCHU	8,600	157,682
Japan Airlines	4,400	138,386
Japan Airport Terminal	700	26,377
Japan Post Holdings	15,200	168,169
Japan Prime Realty Investment ‡	18	77,076
Japan Real Estate Investment ‡	16	95,165
JSR	1,000	14,122
JTEKT	1,300	13,677
Kakaku.com	3,100	62,484
Kamigumi	2,500	58,840
Kaneka	1,400	48,064
Kansai Electric Power	5,000	58,145
Kao	700	54,464
KDDI	8,000	204,893
Keihan Holdings	2,300	98,969
Kikkoman	1,900	78,448
Kobayashi Pharmaceutical	300	22,190
Konica Minolta	10,600	93,134
Kose	200	31,351
Kyocera	2,800	170,500
Kyowa Hakko Kirin	900	16,962
Kyushu Railway	3,500	104,646
Lion	1,100	21,234
Makita	900	31,378
Marubeni	14,600	91,232
Marui Group	1,100	22,875
Maruichi Steel Tube	1,100	28,676
Mazda Motor	4,100	39,801
Medipal Holdings	5,000	108,076
MEIJI Holdings	500	35,003
MINEBEA MITSUMI	900	13,098
Mitsubishi	9,000	233,689
Mitsubishi Electric	1,400	17,375
Mitsubishi Heavy Industries	2,300	100,491
Mitsubishi UFJ Lease & Finance	2,500	12,401
Mitsui	5,200	79,943
Mitsui Fudosan	700	16,919
Mizuho Financial Group	7,800	11,009
Murata Manufacturing	4,600	197,192

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
NGK Spark Plug	2,100	$36,623
Nikon	1,500	20,389
Nippon Building Fund ‡	26	177,747
Nippon Electric Glass	1,300	31,114
Nippon Telegraph & Telephone	7,100	317,492
Nissan Chemical	1,900	80,165
Nissan Motor	7,100	47,950
Nisshin Seifun Group	1,500	34,722
Nomura Research Institute	800	38,928
NTT Data	7,600	90,670
Obic	1,000	120,091
Oji Holdings	6,600	34,043
Ono Pharmaceutical	800	14,093
Oriental Land	800	97,464
Otsuka	400	15,458
Park24	1,300	24,352
Pigeon	300	11,291
Recruit Holdings	7,500	238,513
Ricoh	3,900	37,701
Rohm	200	12,257
Sankyo	2,800	106,998
Santen Pharmaceutical	1,400	20,064
Secom	1,700	145,415
Sega Sammy Holdings	1,300	15,361
Seven & i Holdings	3,400	114,810
SG Holdings	3,900	105,366
Shimadzu	1,300	32,294
Shin-Etsu Chemical	700	57,854
Shionogi	2,700	147,339
Shiseido	400	28,640
Showa Denko	1,600	43,471
SoftBank Group	3,800	357,069
Sompo Holdings	800	30,140
Sony	4,900	235,290
Sony Financial Holdings	4,100	90,299
Sumitomo	2,200	31,594
Sumitomo Dainippon Pharma	3,900	79,766
Sumitomo Electric Industries	3,000	36,000
Sumitomo Heavy Industries	1,500	47,210
Sumitomo Mitsui Trust Holdings	400	14,586
Suzuken	2,300	141,502
Suzuki Motor	3,200	151,315
Taiheiyo Cement	1,300	38,243
Taisho Pharmaceutical Holdings	1,100	89,613
TDK	400	26,836
Terumo	4,500	127,234
Toho	1,200	51,445
Toho Gas	2,900	112,847
Tohoku Electric Power	1,200	12,216
Tokio Marine Holdings	4,100	203,051
Tokyo Electric Power Holdings *	22,900	117,446
Tokyo Gas	4,800	118,994
Toyo Seikan Group Holdings	4,900	92,236
Toyoda Gosei	1,000	17,373
Toyota Motor	10,800	632,351
Toyota Tsusho	700	20,071
Trend Micro	800	35,743

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Unicharm	4,600	$137,747
West Japan Railway	1,100	85,983
Yamaha	2,500	112,072
Yamato Holdings	1,400	28,228
Yamazaki Baking	800	11,956
Yokogawa Electric	800	15,484
Yokohama Rubber	3,100	51,435
		11,522,420
MALAYSIA — 0.2%
AMMB Holdings	17,000	18,005
British American Tobacco Malaysia	3,600	25,752
CIMB Group Holdings	6,300	7,923
Fraser & Neave Holdings	2,600	21,234
Hong Leong Bank	19,900	90,167
Hong Leong Financial Group	17,500	79,400
Malayan Banking	17,100	36,823
Malaysia Airports Holdings	9,100	15,904
Nestle Malaysia	900	31,549
Petronas Chemicals Group	62,800	124,882
Petronas Dagangan	3,200	19,655
Petronas Gas	9,900	41,788
PPB Group	13,100	58,817
Public Bank	17,900	100,764
RHB Bank	72,300	100,661
Sime Darby	23,500	13,055
Tenaga Nasional	2,700	8,191
		794,570
MEXICO — 0.0%
Alfa, Cl A	37,100	33,979
El Puerto de Liverpool	6,300	35,263
Grupo Carso	3,500	12,921
Grupo Financiero Banorte, Cl O	2,900	15,803
Megacable Holdings	5,300	21,867
Mexichem	4,700	9,801
Promotora y Operadora de Infraestructura	2,510	24,461
Wal-Mart de Mexico	32,700	92,016
		246,111
NETHERLANDS — 0.3%
Aegon	10,595	48,403
ArcelorMittal	1,825	26,977
ASML Holding	172	32,428
Koninklijke Ahold Delhaize	8,499	190,990
Koninklijke DSM	1,408	158,349
Koninklijke KPN	6,367	19,439
Koninklijke Vopak	1,431	58,644
NN Group	4,343	164,776
Unilever	7,065	424,997
Wolters Kluwer	3,025	211,229
		1,336,232
NORWAY — 0.1%
Aker BP	664	17,871
DNB	1,253	21,192

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Equinor	9,377	$179,319
Mowi	3,469	80,351
Schibsted, Cl B	2,027	51,148
		349,881
PHILIPPINES — 0.1%
Globe Telecom	2,320	96,478
International Container Terminal Services	13,450	34,990
Manila Electric	9,210	68,005
Megaworld	355,600	40,245
Robinsons Land	70,200	34,922
		274,640
POLAND — 0.1%
Bank Millennium *	22,672	56,515
CD Projekt	309	16,748
Dino Polska *	998	32,476
Grupa Lotos	4,495	102,835
KGHM Polska Miedz	1,219	30,248
Polski Koncern Naftowy ORLEN	4,324	109,113
Polskie Gornictwo Naftowe i Gazownictwo	43,759	63,872
Powszechna Kasa Oszczednosci Bank Polski	5,867	60,105
		471,912
PORTUGAL — 0.0%
Galp Energia SGPS	5,665	85,232
SINGAPORE — 0.1%
CapitaLand Mall Trust ‡	61,400	107,616
ComfortDelGro	70,200	125,846
DBS Group Holdings	5,000	88,253
SATS	10,000	36,863
Singapore Technologies Engineering	25,600	72,925
United Overseas Bank	4,100	70,144
Venture	2,300	25,245
Yangzijiang Shipbuilding Holdings	71,400	71,148
		598,040
SOUTH AFRICA — 0.2%
Absa Group	1,982	22,961
Anglo American Platinum	2,033	102,354
AngloGold Ashanti ADR	8,956	119,025
Bidvest Group	1,598	22,674
Capitec Bank Holdings	477	43,184
Clicks Group	942	12,340
Exxaro Resources	6,956	81,159
FirstRand	5,934	27,243
Foschini Group	730	8,816
Investec	3,268	19,207
Kumba Iron Ore	3,038	91,955
Liberty Holdings	2,853	21,291
Mondi	3,621	74,438
Mr Price Group	525	7,101
Nedbank Group	1,456	26,197
Netcare	10,906	13,895
Pick n Pay Stores	3,469	16,896
Redefine Properties ‡	15,678	9,763

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
RMB Holdings	6,789	$38,351
Sanlam	3,752	19,613
Sasol	468	11,772
SPAR Group	800	10,510
Standard Bank Group	1,962	26,777
Telkom SOC	13,774	86,571
Truworths International	1,497	7,358
		921,451
SOUTH KOREA — 0.5%
BGF retail	115	18,093
Cheil Worldwide	4,718	104,703
Daelim Industrial	1,285	111,590
DB Insurance	1,811	93,388
Doosan Bobcat	2,536	71,823
Fila Korea	2,048	134,534
GS Engineering & Construction	2,791	93,974
GS Retail	1,383	39,450
Hankook Tire	637	18,683
Hanon Systems	4,402	42,904
Hyundai Department Store	911	64,677
Hyundai Engineering & Construction	2,084	89,605
Hyundai Glovis	429	58,330
Hyundai Marine & Fire Insurance	1,877	48,519
Industrial Bank of Korea	3,294	38,242
Kangwon Land	2,891	75,452
Kia Motors	5,185	171,520
Korea Gas	888	30,800
Korea Zinc	261	95,936
Korean Air Lines	1,658	43,820
KT&G	1,584	134,597
Kumho Petrochemical	199	16,004
LG Uplus	9,195	107,741
NCSoft	270	107,876
Ottogi	30	17,935
Samsung Electro-Mechanics	1,108	88,213
Samsung Electronics	15,413	548,482
Samsung Fire & Marine Insurance	210	47,736
SK Hynix	384	20,970
SK Telecom	789	166,214
		2,701,811
SPAIN — 0.2%
ACS Actividades de Construccion y Servicios	2,931	120,689
Amadeus IT Group	1,321	100,863
Enagas	3,840	105,048
Endesa	6,309	157,130
Iberdrola	39,081	363,025
Mapfre	19,344	56,751
Red Electrica	6,508	138,379
Telefonica	17,441	139,759
		1,181,644
SWEDEN — 0.2%
Alfa Laval	2,658	54,497
Hennes & Mauritz, Cl B	8,099	121,010
Hexagon, Cl B	890	41,349

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Investor, Cl B	4,453	$192,405
Lundin Petroleum	3,260	88,819
Securitas, Cl B	5,589	92,558
Swedbank	5,214	74,787
Swedish Match	2,410	109,019
Tele2, Cl B	3,799	52,419
Telefonaktiebolaget LM Ericsson, Cl B	21,502	207,767
Telia	27,932	116,923
		1,151,553
SWITZERLAND — 0.8%
Baloise Holding	221	36,691
Chocoladefabriken Lindt & Spruengli	19	124,288
Nestle	10,523	1,045,424
Novartis	10,129	868,502
Partners Group Holding	202	141,525
Roche Holding	3,495	917,225
Sika	119	17,682
Sonova Holding	435	96,908
Straumann Holding	62	50,992
Swatch Group	103	25,777
Swiss Life Holding	443	201,445
Temenos	311	54,142
Zurich Insurance Group	1,259	408,624
		3,989,225
TAIWAN — 0.8%
Acer	51,000	30,708
ASE Technology Holding	47,000	88,526
Asia Cement	71,000	101,157
AU Optronics	155,000	45,646
Chailease Holding	29,000	106,573
Chang Hwa Commercial Bank	139,000	87,476
China Life Insurance	42,000	32,394
China Steel	204,000	156,621
CTBC Financial Holding	123,000	81,394
Delta Electronics	24,000	108,017
E.Sun Financial Holding	174,000	150,750
Eclat Textile	7,000	90,762
Eva Airways	138,000	65,655
Far Eastern New Century	32,000	33,160
Feng TAY Enterprise	14,000	106,000
First Financial Holding	40,000	28,577
Formosa Chemicals & Fibre	46,000	156,051
Formosa Petrochemical	17,000	62,120
Formosa Taffeta	58,000	71,254
Fubon Financial Holding	20,000	27,308
Hon Hai Precision Industry	15,000	35,073
Inventec	39,000	29,361
Largan Precision	1,000	118,793
Lite-On Technology	46,000	65,433
Mega Financial Holding	154,000	150,747
Nan Ya Plastics	16,000	39,714
Novatek Microelectronics	24,000	126,959
Phison Electronics	6,000	54,171
Pou Chen	15,000	17,017
President Chain Store	6,000	57,093

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Realtek Semiconductor	21,000	$132,384
Ruentex Industries	28,000	61,260
SinoPac Financial Holdings	200,000	77,358
Taiwan Business Bank	263,000	107,657
Taiwan Cement	99,000	134,302
Taiwan Cooperative Financial Holding	121,000	78,535
Taiwan High Speed Rail *	12,000	16,517
Taiwan Semiconductor Manufacturing ADR	9,929	380,777
Uni-President Enterprises	75,000	192,428
United Microelectronics	37,000	15,050
Vanguard International Semiconductor	27,000	51,343
Walsin Technology	14,000	70,619
WPG Holdings	10,000	12,476
Yageo	2,000	16,562
Yuanta Financial Holding	236,000	132,404
Zhen Ding Technology Holding	39,000	114,300
		3,918,482
THAILAND — 0.2%
Advanced Info Service NVDR	4,300	26,214
Bangkok Bank NVDR	20,200	125,689
Bangkok Dusit Medical Services NVDR	58,400	47,023
Home Product Center NVDR	113,400	60,475
IRPC NVDR	223,100	33,549
Kasikornbank NVDR	7,600	44,983
Krung Thai Bank NVDR	154,500	93,386
Land & Houses NVDR	181,700	60,785
PTT NVDR	50,600	74,145
PTT Exploration & Production NVDR	32,200	128,074
PTT Global Chemical NVDR	14,500	27,902
Siam Cement NVDR	5,200	74,462
Siam Commercial Bank NVDR	25,800	105,770
		902,457
TURKEY — 0.0%
KOC Holding	3,170	8,857
TAV Havalimanlari Holding	2,090	9,147
Turkiye Sise ve Cam Fabrikalari	8,193	7,330
		25,334
UNITED KINGDOM — 0.9%
Admiral Group	646	16,832
Anglo American	7,720	184,577
AstraZeneca	3,796	280,433
Auto Trader Group	12,621	95,440
Barratt Developments	14,949	105,456
Berkeley Group Holdings	411	18,140
BHP Group	16,182	364,256
BP	73,734	502,144
Bunzl	2,142	57,186
Burberry Group	4,821	102,934
Centrica	43,424	51,430
Compass Group	5,723	129,563
Croda International	541	33,599
Diageo	7,435	312,384
Experian	5,055	152,406
GlaxoSmithKline	7,433	143,369

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Imperial Brands	1,325	$32,046
J Sainsbury	20,217	51,114
Johnson Matthey	633	24,696
Marks & Spencer Group	7,625	21,732
Micro Focus International	1,650	39,875
Mondi	2,886	59,618
National Grid	12,320	123,872
Next	1,012	73,654
Pearson	7,960	79,067
Persimmon	1,898	47,163
Rio Tinto	4,819	276,814
Royal Dutch Shell, Cl A	26,426	820,483
Royal Mail	4,152	10,742
Segro ‡	3,044	26,849
Smith & Nephew	7,141	150,165
Taylor Wimpey	29,467	61,496
Tesco	36,035	102,997
United Utilities Group	5,310	53,597
Whitbread	1,811	105,878
		4,712,007
UNITED STATES — 14.1%
COMMUNICATION SERVICES — 0.9%
AMC Networks, Cl A *	2,189	115,513
Cable One	189	211,122
CenturyLink	3,060	31,977
Cinemark Holdings	1,569	59,606
Comcast, Cl A	10,934	448,294
Discovery *	4,972	135,537
IAC *	1,040	229,684
Interpublic Group	4,704	99,819
Live Nation Entertainment *	351	21,348
Match Group	2,938	201,694
Omnicom Group	1,508	116,659
Telephone & Data Systems	3,624	104,407
TripAdvisor *	2,498	105,591
Twitter *	941	34,290
United States Cellular *	2,203	95,941
Verizon Communications	21,562	1,171,895
Viacom, Cl B	5,697	165,384
Walt Disney	8,054	1,063,450
		4,412,211

CONSUMER DISCRETIONARY — 1.8%
Advance Auto Parts	1,349	209,095
AutoZone *	304	312,241
Best Buy	1,232	77,209
Bright Horizons Family Solutions *	620	84,977
Burlington Stores *	1,139	178,345
Capri Holdings *	795	25,822
Chipotle Mexican Grill, Cl A *	329	217,130
Columbia Sportswear	1,561	146,391
Darden Restaurants	2,241	260,673
Dick's Sporting Goods	4,314	148,876
Dollar General	2,510	319,473
Domino's Pizza	313	87,484
DR Horton	2,680	114,597

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Expedia Group	530	$60,950
Foot Locker	3,376	132,846
Gap	1,450	27,086
Garmin	2,952	225,769
Gentex	5,203	111,136
Genuine Parts	2,013	199,086
Graham Holdings, Cl B	124	84,387
Grand Canyon Education *	737	88,337
H&R Block	3,812	100,065
Hasbro	799	76,017
Home Depot	352	66,827
Hyatt Hotels, Cl A	1,087	78,525
Kohl's	3,086	152,202
Kontoor Brands *	248	7,266
Lowe's	4,699	438,323
Lululemon Athletica *	2,052	339,791
Macy's	4,690	96,473
McDonald's	2,885	572,009
NIKE, Cl B	8,833	681,378
Nordstrom	1,144	35,807
O'Reilly Automotive *	949	352,430
Penske Automotive Group	766	32,724
Pool	436	78,384
PulteGroup	858	26,598
Ralph Lauren, Cl A	1,502	157,905
Ross Stores	2,777	258,233
ServiceMaster Global Holdings *	1,390	75,060
Starbucks	8,263	628,484
Tapestry	1,550	44,268
Target	3,626	291,712
Tiffany	753	67,100
TJX	8,689	436,970
Tractor Supply	2,280	229,778
Ulta Beauty *	849	283,040
Under Armour, Cl A *	6,360	145,008
Urban Outfitters *	2,173	48,827
VF	1,736	142,144
Wayfair, Cl A *	480	69,125
Williams-Sonoma	2,819	164,912
Yum! Brands	946	96,823
		9,386,118

CONSUMER STAPLES — 1.3%
Archer-Daniels-Midland	3,707	142,052
Casey's General Stores	1,037	133,856
Church & Dwight	3,677	273,606
Clorox	1,123	167,114
Costco Wholesale	2,553	611,648
Energizer Holdings	740	30,281
Estee Lauder, Cl A	916	147,503
Hershey	1,095	144,496
Hormel Foods	7,187	283,815
Kimberly-Clark	655	83,768
Kroger	9,378	213,912
Lamb Weston Holdings	3,600	213,300
McCormick	1,873	292,263
Mondelez International, Cl A	2,499	127,074

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Nu Skin Enterprises, Cl A	468	$21,851
PepsiCo	2,319	296,832
Philip Morris International	1,404	108,290
Post Holdings *	1,352	142,095
Procter & Gamble	12,819	1,319,203
Sprouts Farmers Market *	3,167	63,498
Sysco	3,507	241,352
TreeHouse Foods *	745	38,837
Walgreens Boots Alliance	4,458	219,958
Walmart	10,585	1,073,742
		6,390,346

ENERGY — 0.6%
Chevron	7,904	899,870
ConocoPhillips	6,632	391,023
Continental Resources *	881	30,835
EOG Resources	490	40,121
Exxon Mobil	13,865	981,226
Helmerich & Payne	692	33,846
HollyFrontier	2,539	96,431
Kinder Morgan	1,775	35,411
Marathon Oil	2,247	29,548
Marathon Petroleum	538	24,743
Occidental Petroleum	1,044	51,960
PBF Energy, Cl A	2,769	73,102
Phillips 66	2,979	240,703
Valero Energy	1,854	130,522
Whiting Petroleum *	1,311	24,096
		3,083,437

FINANCIALS — 1.3%
Aflac	5,769	295,950
Alleghany *	291	193,020
Allstate	1,821	173,924
American Express	4,117	472,261
American Financial Group	803	78,855
Aon	903	162,603
Arch Capital Group *	1,373	47,272
Assurant	816	81,567
Assured Guaranty	3,619	147,908
Axis Capital Holdings	2,939	175,106
Bank of New York Mellon	750	32,017
BB&T	5,096	238,238
Capital One Financial	1,191	102,271
Chubb	2,085	304,556
Cincinnati Financial	1,095	107,573
Citizens Financial Group	2,102	68,483
CME Group, Cl A	1,392	267,431
Comerica	1,151	79,212
Commerce Bancshares	1,083	62,088
Credit Acceptance *	455	207,658
Cullen	726	66,262
Discover Financial Services	1,739	129,642
E*TRADE Financial	687	30,778
East West Bancorp	1,394	59,552
Erie Indemnity, Cl A	549	116,756
Evercore, Cl A	481	37,148

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Everest Re Group	892	$220,913
Fidelity National Financial	1,240	47,802
Fifth Third Bancorp	3,016	79,924
First Citizens BancShares, Cl A	71	29,827
Hanover Insurance Group	1,225	149,646
Huntington Bancshares	10,462	132,344
JPMorgan Chase	381	40,371
KeyCorp	4,346	69,406
Marsh & McLennan	1,661	158,792
Mercury General	1,283	73,965
Nasdaq	752	68,161
Old Republic International	5,609	123,678
Popular	1,760	91,890
Progressive	6,610	524,041
Prosperity Bancshares	356	23,072
Regions Financial	5,494	75,982
RenaissanceRe Holdings	421	73,439
SVB Financial Group *	426	85,796
T Rowe Price Group	1,440	145,641
TCF Financial	2,423	46,182
Torchmark	536	45,833
Travelers	2,521	366,982
US Bancorp	2,792	140,158
Virtu Financial, Cl A	1,134	26,105
Webster Financial	910	40,295
WR Berkley	3,874	240,963
		6,859,339

HEALTH CARE — 2.1%
Abbott Laboratories	8,720	663,854
ABIOMED *	330	86,434
Acadia Healthcare *	1,087	35,023
Align Technology *	228	64,832
Amgen	1,758	293,059
Anthem	1,703	473,400
Biogen *	911	199,773
Bio-Rad Laboratories, Cl A *	243	69,724
Bio-Techne	146	28,915
Boston Scientific *	3,299	126,714
Bruker	533	22,264
Centene *	439	25,352
Charles River Laboratories International *	678	85,055
Chemed	363	119,042
Danaher	3,251	429,164
DaVita *	744	32,305
DexCom *	1,008	122,270
Edwards Lifesciences *	613	104,639
Eli Lilly	5,629	652,626
Encompass Health	2,161	127,326
Exact Sciences *	891	92,334
Exelixis *	1,105	21,647
HCA Healthcare	2,687	325,020
Henry Schein *	1,431	92,242
Hill-Rom Holdings	465	44,710
Humana	449	109,942
ICU Medical *	270	57,456
IDEXX Laboratories *	474	118,391

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Illumina *	270	$82,866
Intuitive Surgical *	235	109,240
Ionis Pharmaceuticals *	1,202	78,851
Jazz Pharmaceuticals *	338	42,436
Johnson & Johnson	4,603	603,683
Laboratory Corp of America Holdings *	297	48,295
Masimo *	1,147	149,959
Medtronic	5,679	525,762
Merck	12,938	1,024,819
Molina Healthcare *	1,008	143,398
PerkinElmer	335	28,924
Pfizer	26,185	1,087,201
Premier, Cl A *	1,782	65,489
Regeneron Pharmaceuticals *	119	35,905
ResMed	1,198	136,716
Thermo Fisher Scientific	2,135	570,002
United Therapeutics *	569	47,779
UnitedHealth Group	3,070	742,326
Universal Health Services, Cl B	1,308	156,372
Veeva Systems, Cl A *	1,753	270,470
Zimmer Biomet Holdings	540	61,522
Zoetis, Cl A	2,100	212,205
		10,847,733

INDUSTRIALS — 1.6%
Acuity Brands	155	19,169
AGCO	1,346	89,590
Alaska Air Group	971	56,512
Allison Transmission Holdings	3,236	133,938
Armstrong World Industries	1,484	131,631
Boeing	961	328,287
Carlisle	982	130,910
CH Robinson Worldwide	1,389	110,606
Cintas	886	196,541
Clean Harbors *	547	35,074
Copart *	1,247	89,135
CSX	5,255	391,340
Cummins	718	108,246
Curtiss-Wright	312	34,785
Delta Air Lines	2,078	107,017
Donaldson	573	27,189
Dover	2,179	194,824
Eaton	2,437	181,532
Emerson Electric	3,880	233,731
Expeditors International of Washington	2,046	142,381
Fastenal	6,244	191,004
Harris	676	126,540
HD Supply Holdings *	1,308	54,269
HEICO	1,529	185,911
Honeywell International	2,816	462,697
IDEX	511	78,035
Ingersoll-Rand	2,828	334,666
ITT	1,920	110,630
Jacobs Engineering Group	1,942	146,213
JB Hunt Transport Services	649	55,256
Johnson Controls International	1,988	76,578
Landstar System	300	28,875

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Lennox International	362	$95,608
MSC Industrial Direct, Cl A	325	22,965
Nordson	327	41,078
Norfolk Southern	1,853	361,594
Old Dominion Freight Line	619	81,980
Oshkosh	597	42,500
Parker-Hannifin	203	30,921
Quanta Services	1,109	38,549
Regal Beloit	459	33,369
Republic Services, Cl A	3,611	305,454
Robert Half International	2,470	132,540
Rollins	1,752	65,823
Roper Technologies	160	55,027
Snap-on	733	114,289
Southwest Airlines	1,474	70,162
Spirit AeroSystems Holdings, Cl A	785	63,616
Teledyne Technologies *	573	135,113
Textron	1,921	87,021
Toro	733	47,762
Union Pacific	3,679	613,584
United Continental Holdings *	3,620	281,093
United Parcel Service, Cl B	848	78,796
United Technologies	1,039	131,226
Verisk Analytics, Cl A	1,635	228,900
Wabtec	621	38,738
Waste Management	2,585	282,670
WW Grainger	733	191,819
Xylem	922	68,431
		8,333,740

INFORMATION TECHNOLOGY — 2.9%
Accenture, Cl A	1,179	209,945
Adobe *	413	111,882
Akamai Technologies *	1,514	114,095
Amphenol, Cl A	236	20,532
Analog Devices	2,054	198,457
ANSYS *	425	76,287
Apple	19,406	3,397,409
Aspen Technology *	716	81,345
Atlassian, Cl A *	543	68,353
Autodesk *	365	58,732
Automatic Data Processing	1,956	313,195
Booz Allen Hamilton Holding, Cl A	3,423	216,231
Broadcom	556	139,912
Broadridge Financial Solutions	1,313	163,954
Cadence Design Systems *	1,843	117,159
CDW	2,105	207,216
Cisco Systems	13,165	684,975
Citrix Systems	1,375	129,415
Conduent *	2,588	23,033
Corning	4,883	140,826
DXC Technology	642	30,521
EPAM Systems *	681	117,534
Euronet Worldwide *	758	117,520
F5 Networks *	965	127,457
Fair Isaac *	423	125,166
FLIR Systems	1,240	59,929

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Fortinet *	2,584	$187,288
Hewlett Packard Enterprise	5,456	74,856
HP	7,815	145,984
Intel	15,728	692,661
Intuit	1,847	452,238
Jack Henry & Associates	665	87,261
Keysight Technologies *	3,093	232,377
KLA-Tencor	540	55,658
Lam Research	601	104,940
Mastercard, Cl A	768	193,144
Maxim Integrated Products	835	43,913
Microsoft	19,320	2,389,498
Motorola Solutions	874	131,056
National Instruments	585	22,575
NetApp	1,527	90,398
Okta, Cl A *	1,530	173,227
Palo Alto Networks *	442	88,462
Paychex	286	24,536
PayPal Holdings *	804	88,239
PTC *	850	71,451
QUALCOMM	442	29,534
Sabre	4,520	91,666
salesforce.com *	157	23,771
ServiceNow *	713	186,756
Splunk *	495	56,425
Tableau Software, Cl A *	278	31,267
Teradyne	465	19,595
Total System Services	753	93,018
Twilio, Cl A *	380	50,156
Ubiquiti Networks	1,378	165,787
VeriSign *	1,307	254,839
Visa, Cl A	842	135,840
VMware, Cl A	2,286	404,576
Workday, Cl A *	329	67,155
Xerox	2,822	86,382
Xilinx	2,628	268,871
Zebra Technologies, Cl A *	1,013	173,669
Zendesk *	1,445	121,741
		14,661,890

MATERIALS — 0.3%
Air Products & Chemicals	730	148,621
AptarGroup	500	56,635
Ashland Global Holdings	353	26,429
Ball	3,782	232,177
Celanese, Cl A	363	34,460
CF Industries Holdings	2,631	105,871
Domtar	1,993	83,806
Eastman Chemical	791	51,352
Ecolab	2,094	385,484
LyondellBasell Industries, Cl A	1,260	93,555
Mosaic	4,890	104,988
Nucor	1,951	93,648
Reliance Steel & Aluminum	487	40,552
RPM International	1,035	55,393
Sonoco Products	2,515	155,502

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Steel Dynamics	2,283	$57,417
		1,725,890

REAL ESTATE — 0.5%
Apartment Investment & Management, Cl A ‡	3,141	156,893
CBRE Group, Cl A *	2,325	106,253
EPR Properties ‡	1,681	131,286
Equity Commonwealth ‡	2,003	65,238
Equity Residential ‡	3,808	291,579
Extra Space Storage ‡	637	68,261
HCP ‡	5,072	160,833
Hospitality Properties Trust ‡	1,444	35,912
Jones Lang LaSalle	385	47,913
Kimco Realty ‡	4,261	74,141
Liberty Property Trust ‡	476	22,596
Life Storage ‡	604	58,153
Medical Properties Trust ‡	12,042	214,107
National Retail Properties ‡	1,007	53,905
Omega Healthcare Investors ‡	5,325	189,677
Park Hotels & Resorts ‡	2,165	59,797
Spirit Realty Capital ‡	940	40,100
Sun Communities ‡	773	97,607
Ventas ‡	3,898	250,641
Weingarten Realty Investors ‡	802	22,616
Welltower ‡	3,537	287,275
		2,434,783

UTILITIES — 1.2%
AES	9,046	142,927
Ameren	3,759	275,685
American Electric Power	4,591	395,377
Atmos Energy	1,615	164,407
CenterPoint Energy	2,209	62,824
CMS Energy	4,617	259,060
DTE Energy	2,907	364,741
Duke Energy	2,008	171,905
Entergy	1,421	137,936
Eversource Energy	1,083	79,969
Exelon	10,037	482,579
Hawaiian Electric Industries	1,697	70,493
NextEra Energy	881	174,623
NRG Energy	2,908	98,988
OGE Energy	4,647	193,129
Pinnacle West Capital	2,551	239,564
PPL	926	27,558
Public Service Enterprise Group	2,889	169,758
UGI	3,476	179,396
Vistra Energy	5,027	118,436
Xcel Energy	6,806	390,256
		4,199,611

		72,335,098
Total Common Stock
(Cost $133,940,175)		136,535,030

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

PREFERRED STOCK — 0.1%
	Shares	Value
BRAZIL — 0.1% (A)
Braskem *	3,400	$36,869
Cia Brasileira de Distribuicao	1,800	39,890
Gerdau	13,000	45,984
Petroleo Brasileiro	79,300	516,346
Telefonica Brasil	10,500	128,870
Total Preferred Stock
(Cost $786,404)		767,959

SHORT-TERM INVESTMENT — 3.0%
Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (B)
(Cost $15,330,700)	15,330,700	15,330,700
Total Investments — 99.9%
(Cost $505,475,385)		$509,569,753

Percentages are based on Net Assets of $509,829,714.

A list of the open futures contracts held by the Fund at May 31, 2019 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Index	2	Jun-2019	$185,414	$181,790	$(3,624)
S&P 500 Index E-MINI	23	Jun-2019	3,200,948	3,165,490	(35,458)
SGX Nifty 50	110	Jun-2019	2,626,686	2,623,500	(3,186)
			$6,013,048	$5,970,780	$(42,268)

Open total return swap agreements held by the Fund at May 31, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR +35 bps	SPGEX	Annually	02/05/2020	USD	9,424,230	$(128,702)	$(128,702)

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Rate is not available
(B)	The rate reported is the 7-day effective yield as of May 31, 2019.

ADR — American Depositary Receipt BPS — Basis Points
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
MIN — Minimum
MSCI — Morgan Stanley Capital International
NVDR— Non-Voting Depository Receipt
S&P— Standard & Poor's
SGX — Singapore Exchange
SOFR — Secured Overnight Financing Rate
SPGEX — Symmetry Panoramic Global Equity Fund
USD — United States Dollar
VOL — Volatility

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

The following table summarizes the inputs used as of May 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Registered Investment Companies	$356,936,064	$–	$–	$356,936,064
Common Stock
Australia	2,524,882	–	–	2,524,882
Belgium	362,198	–	–	362,198
Brazil	2,919,914	–	–	2,919,914
Canada	3,635,628	–	–	3,635,628
China	251,743	–	–	251,743
Denmark	466,870	39,558	–	506,428
Finland	487,181	–	–	487,181
France	2,252,145	–	–	2,252,145
Germany	2,264,867	–	–	2,264,867
Hong Kong	11,926,278	–	–	11,926,278
Hungary	140,560	–	–	140,560
Indonesia	981,424	–	–	981,424
Italy	763,682	–	–	763,682
Japan	11,522,420	–	–	11,522,420
Malaysia	794,570	–	–	794,570
Mexico	246,111	–	–	246,111
Netherlands	1,336,232	–	–	1,336,232
Norway	349,881	–	–	349,881
Philippines	274,640	–	–	274,640
Poland	471,912	–	–	471,912
Portugal	85,232	–	–	85,232
Singapore	598,040	–	–	598,040
South Africa	921,451	–	–	921,451
South Korea	2,683,876	17,935	–	2,701,811
Spain	1,181,644	–	–	1,181,644
Sweden	1,151,553	–	–	1,151,553
Switzerland	3,989,225	–	–	3,989,225
Taiwan	3,918,482	–	–	3,918,482
Thailand	902,457	–	–	902,457
Turkey	25,334	–	–	25,334
United Kingdom	4,712,007	–	–	4,712,007
United States	72,335,098	–	–	72,335,098
Total Common Stock	136,477,537	57,493	–	136,535,030
Preferred Stock
Brazil	767,959	–	–	767,959
Short-Term Investment	15,330,700	–	–	15,330,700
Total Investments in Securities	$509,512,260	$57,493	$–	$509,569,753

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Depreciation	$(42,268)	$–	$–	$(42,268)
Total Return Swap^
Unrealized Depreciation	–	(128,702)	–	(128,702)
Total Liabilities	$(42,268)	$(128,702)	$–	$(170,970)

^	Futures contracts and swap contracts are valued at the unrealized depreciation on the instrument

Amounts designated as “— “ are $0.

‡	Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of May 31, 2019, securities with a total value of $57,493 were classified as Level 2 as a result of fair valuation of foreign securities.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
AQR TM Emerging Multi-Style Fund, Cl I	96,112	$933,251
AQR TM International Multi-Style Fund, Cl R6	144,408	1,471,513
AQR TM Large Capital Multi-Style Fund, Cl R6	169,933	2,073,184
DFA Emerging Markets Core Equity Portfolio, Cl I	70,647	1,408,704
DFA International Vector Equity Portfolio, Cl I	162,670	1,784,489
DFA Real Estate Securities Portfolio, Cl I	19,891	762,418
DFA TA US Core Equity 2 Portfolio, Cl I	173,145	3,036,972
DFA TA World ex US Core Equity Portfolio, Cl I	108,578	1,097,719
DFA US Vector Equity Portfolio, Cl I	182,992	3,141,964
iShares Edge MSCI Min Vol Global ETF	22,516	2,011,129
Total Registered Investment Companies
(Cost $17,564,745)		17,721,343

SHORT-TERM INVESTMENT — 1.4%
Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $255,964)	255,964	255,964
Total Investments — 100.1%
(Cost $17,820,709)		$17,977,307

Percentages are based on Net Assets of $17,955,291.

Open total return swap agreements held by the Fund at May 31, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR +35 bps	SPGTX	Annually	02/05/2020	USD	363,357	$(7,146)	$(7,146)

(A)	The rate reported is the 7-day effective yield as of May 31, 2019.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanly Capital International

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

VOL — Volatility

1

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2019

(Unaudited)

The following table summarizes the inputs used as of May 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$17,721,343	$–	$–	$17,721,343
Short-Term Investment	255,964	–	–	255,964
Total Investments in Securities	$17,977,307	$–	$–	$17,977,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$–	$(7,146)	$–	$(7,146)
Total Liabilities	$–	$(7,146)	$–	$(7,146)

^	Swap contracts are valued at the unrealized depreciation on the instrument

As of May 31, 2019, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

2

SYMMETRY PANORAMIC US FIXED INCOME FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.3%
	Shares	Value
DFA One-Year Fixed Income Portfolio, Cl I	2,355,862	$24,265,375
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares	7,859,668	82,526,510
Vanguard Total Bond Market Index Fund, Cl Admiral Shares	8,607,332	93,217,410
Total Registered Investment Companies
(Cost $194,072,639)		200,009,295
SHORT-TERM INVESTMENTS — 1.6%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $3,263,620)	3,263,620	3,263,620
Total Investments — 99.9%
(Cost $197,336,259)		$203,272,915

Percentages are based on Net Assets of $203,424,170.

(A)	The rate reported is the 7-day effective yield as of May 31, 2019.

Cl — Class

As of May 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

1

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.7%
	Shares	Value
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	145,210	$1,497,118
DFA Short-Term Municipal Bond Portfolio, Cl I	361,562	3,677,082
iShares National Muni Bond ETF	3,357	378,905
iShares Short-Term National Muni Bond ETF	6,040	642,656
Total Registered Investment Companies
(Cost $6,160,821)		6,195,761
SHORT-TERM INVESTMENTS — 1.5%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $93,564)	93,564	93,564
Total Investments — 100.2%
(Cost $6,254,385)		$6,289,325

Percentages are based on Net Assets of $6,275,810.

(A)	The rate reported is the 7-day effective yield as of May 31, 2019.

Cl — Class

ETF — Exchange Traded Fund

As of May 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

1

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,405,924	$26,032,094
Vanguard Total Bond Market ETF	7,001	575,762
Vanguard Total Bond Market Index Fund, Cl Admiral Shares	16,159,706	175,009,621
Vanguard Total International Bond ETF	40,001	2,258,857
Vanguard Total International Bond Index Fund, Cl Admiral Shares	4,555,399	154,063,581
Total Registered Investment Companies
(Cost $346,928,828)		357,939,915
SHORT-TERM INVESTMENTS — 1.4%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $5,274,430)	5,274,430	5,274,430
Total Investments — 99.4%
(Cost $352,203,258)		$363,214,345

Percentages are based on Net Assets of $365,424,534.

(A)	The rate reported is the 7-day effective yield as of May 31, 2019.

Cl — Class

ETF — Exchange Traded Fund

As of May 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

1

SYMMETRY PANORAMIC ALTERNATIVES FUND

MAY 31, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 107.1%
	Shares	Value
AQR Alternative Risk Premia Fund, Cl R6	7,350	$68,058
AQR Diversified Arbitrage Fund, Cl R6	14,502	131,968
AQR Managed Futures Strategy Fund, Cl R6	7,918	67,695
JPMorgan Systematic Alpha Fund, Cl R6	8,095	113,256
Total Registered Investment Companies
(Cost $384,350)		380,977
SHORT-TERM INVESTMENTS — 1.1%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $3,891)	3,891	3,891
Total Investments — 108.2%
(Cost $388,241)		$384,868

Percentages are based on Net Assets of $355,654.

(A)	The rate reported is the 7-day effective yield as of May 31, 2019.

Cl — Class

As of May 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2019, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By		/s/ Dana D'Auria
Dana D'Auria
President

Date:	July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		/s/ Dana D'Auria
Dana D'Auria
President

Date:	July 30, 2019

By		/s/ Stephen Connors
Stephen Connors
Treasurer & Principal Financial Officer

Date:	July 30, 2019